UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Fund Semi-Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Microsoft Corp.	6.6
Apple, Inc.	4.8
Alphabet, Inc. Class A	4.6
JPMorgan Chase & Co.	4.6
Amazon.com, Inc.	3.7
UnitedHealth Group, Inc.	3.5
Visa, Inc. Class A	2.3
Bank of America Corp.	2.2
Facebook, Inc. Class A	2.2
Cigna Corp.	1.9
36.4

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	25.2
Health Care	20.7
Financials	13.9
Communication Services	10.1
Consumer Discretionary	9.1

Asset Allocation (% of fund's net assets)

As of December 31, 2018 *
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 1.0%

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.1%
Entertainment - 1.5%
Electronic Arts, Inc. (a)	387,800	$30,601
Take-Two Interactive Software, Inc. (a)	270,000	27,794
		58,395
Interactive Media & Services - 7.5%
Alphabet, Inc.:
Class A (a)	171,000	178,688
Class C (a)	25,000	25,890
Facebook, Inc. Class A (a)	662,000	86,782
		291,360
Media - 0.5%
Comcast Corp. Class A	601,767	20,490
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	378,000	24,045

TOTAL COMMUNICATION SERVICES		394,290

CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.1%
Aptiv PLC	112,188	6,907
Hotels, Restaurants & Leisure - 0.6%
Domino's Pizza, Inc.	54,000	13,391
Wyndham Destinations, Inc.	269,246	9,650
		23,041
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	94,800	142,387
The Booking Holdings, Inc. (a)	21,500	37,032
		179,419
Specialty Retail - 3.8%
Home Depot, Inc.	389,000	66,838
Lowe's Companies, Inc.	510,000	47,104
TJX Companies, Inc.	749,000	33,510
		147,452

TOTAL CONSUMER DISCRETIONARY		356,819

CONSUMER STAPLES - 6.6%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	102,700	4,886
PepsiCo, Inc.	448,000	49,495
		54,381
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	238,000	48,483
Walmart, Inc.	608,000	56,635
		105,118
Food Products - 0.5%
The Hershey Co.	164,100	17,588
Household Products - 0.3%
Clorox Co.	78,000	12,023
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	246,000	32,005
Tobacco - 0.9%
Philip Morris International, Inc.	523,901	34,976

TOTAL CONSUMER STAPLES		256,091

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
ConocoPhillips Co.	665,543	41,497
Marathon Petroleum Corp.	402,797	23,769
Phillips 66 Co.	233,000	20,073
Valero Energy Corp.	397,000	29,763
		115,102
FINANCIALS - 13.9%
Banks - 6.8%
Bank of America Corp.	3,524,900	86,854
JPMorgan Chase & Co.	1,813,700	177,053
		263,907
Capital Markets - 3.1%
CME Group, Inc.	216,850	40,794
E*TRADE Financial Corp.	302,100	13,256
MSCI, Inc.	199,100	29,353
S&P Global, Inc.	212,752	36,155
		119,558
Consumer Finance - 1.0%
American Express Co.	415,600	39,615
Insurance - 3.0%
AFLAC, Inc.	1,110,000	50,572
Allstate Corp.	459,468	37,966
Progressive Corp.	500,000	30,165
		118,703

TOTAL FINANCIALS		541,783

HEALTH CARE - 20.7%
Biotechnology - 3.5%
AbbVie, Inc.	525,000	48,400
Amgen, Inc.	256,200	49,874
Gilead Sciences, Inc.	605,000	37,843
		136,117
Health Care Equipment & Supplies - 6.6%
Abbott Laboratories	714,000	51,644
Baxter International, Inc.	442,000	29,092
Becton, Dickinson & Co.	174,100	39,228
Boston Scientific Corp. (a)	670,000	23,678
Danaher Corp.	474,000	48,879
Edwards Lifesciences Corp. (a)	101,413	15,533
Intuitive Surgical, Inc. (a)	58,000	27,777
ResMed, Inc.	184,500	21,009
		256,840
Health Care Providers & Services - 7.5%
AmerisourceBergen Corp.	53,025	3,945
Cigna Corp.	383,893	72,909
Elanco Animal Health, Inc.	22,400	706
Humana, Inc.	188,700	54,059
UnitedHealth Group, Inc.	558,000	139,009
Wellcare Health Plans, Inc. (a)	96,000	22,665
		293,293
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	27,400	8,218
Thermo Fisher Scientific, Inc.	136,000	30,435
		38,653
Pharmaceuticals - 2.1%
Johnson & Johnson	350,000	45,168
Roche Holding AG (participation certificate)	80,000	19,861
Zoetis, Inc. Class A	190,000	16,253
		81,282

TOTAL HEALTH CARE		806,185

INDUSTRIALS - 6.2%
Aerospace & Defense - 3.2%
Huntington Ingalls Industries, Inc.	186,300	35,455
Northrop Grumman Corp.	119,700	29,315
Raytheon Co.	196,700	30,164
The Boeing Co.	87,800	28,316
		123,250
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	275,000	13,140
KAR Auction Services, Inc.	468,457	22,355
		35,495
Electrical Equipment - 0.9%
AMETEK, Inc.	106,809	7,231
Fortive Corp.	415,000	28,079
		35,310
Industrial Conglomerates - 0.4%
3M Co.	80,100	15,262
Road & Rail - 0.8%
Norfolk Southern Corp.	220,000	32,899

TOTAL INDUSTRIALS		242,216

INFORMATION TECHNOLOGY - 25.2%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	648,002	52,501
IT Services - 4.7%
Adyen BV (b)	2,400	1,306
Alliance Data Systems Corp.	70,427	10,570
MasterCard, Inc. Class A	327,000	61,689
PayPal Holdings, Inc. (a)	143,200	12,042
VeriSign, Inc. (a)	41,600	6,169
Visa, Inc. Class A	681,000	89,851
		181,627
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	1,290,000	60,540
Lam Research Corp.	194,000	26,417
ON Semiconductor Corp. (a)	782,523	12,919
Texas Instruments, Inc.	316,000	29,862
		129,738
Software - 11.0%
Adobe, Inc. (a)	220,000	49,773
Check Point Software Technologies Ltd. (a)	141,000	14,474
Citrix Systems, Inc.	474,000	48,566
Microsoft Corp.	2,530,000	256,967
Parametric Technology Corp. (a)	196,000	16,248
Salesforce.com, Inc. (a)	320,000	43,830
		429,858
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,194,000	188,342

TOTAL INFORMATION TECHNOLOGY		982,066

MATERIALS - 0.5%
Chemicals - 0.5%
Sherwin-Williams Co.	53,400	21,011
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	233,400	36,922
UTILITIES - 1.9%
Electric Utilities - 1.5%
NextEra Energy, Inc.	335,000	58,230
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	385,000	15,246

TOTAL UTILITIES		73,476

TOTAL COMMON STOCKS
(Cost $2,821,176)		3,825,961

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 2.42% (c)
(Cost $66,547)	66,535,337	66,549
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,887,723)		3,892,510
NET OTHER ASSETS (LIABILITIES) - 0.2%		8,409
NET ASSETS - 100%		$3,900,919

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,306,000 or 0.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$679
Fidelity Securities Lending Cash Central Fund	1
Total	$680

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$394,290	$394,290	$--	$--
Consumer Discretionary	356,819	356,819	--	--
Consumer Staples	256,091	256,091	--	--
Energy	115,102	115,102	--	--
Financials	541,783	541,783	--	--
Health Care	806,185	786,324	19,861	--
Industrials	242,216	242,216	--	--
Information Technology	982,066	982,066	--	--
Materials	21,011	21,011	--	--
Real Estate	36,922	36,922	--	--
Utilities	73,476	73,476	--	--
Money Market Funds	66,549	66,549	--	--
Total Investments in Securities:	$3,892,510	$3,872,649	$19,861	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,821,176)	$3,825,961
Fidelity Central Funds (cost $66,547)	66,549
Total Investment in Securities (cost $2,887,723)		$3,892,510
Cash		1
Receivable for investments sold		12,086
Receivable for fund shares sold		878
Dividends receivable		3,122
Distributions receivable from Fidelity Central Funds		134
Prepaid expenses		7
Other receivables		194
Total assets		3,908,932
Liabilities
Payable for fund shares redeemed	$6,129
Accrued management fee	1,104
Transfer agent fee payable	468
Other affiliated payables	87
Other payables and accrued expenses	225
Total liabilities		8,013
Net Assets		$3,900,919
Net Assets consist of:
Paid in capital		$2,865,144
Total distributable earnings (loss)		1,035,775
Net Assets		$3,900,919
Net Asset Value and Maximum Offering Price
Fidelity Fund:
Net Asset Value, offering price and redemption price per share ($3,567,781 ÷ 88,729 shares)		$40.21
Class K:
Net Asset Value, offering price and redemption price per share ($333,138 ÷ 8,289 shares)		$40.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2018 (Unaudited)
Investment Income
Dividends		$32,997
Income from Fidelity Central Funds		680
Total income		33,677
Expenses
Management fee	$7,423
Transfer agent fees	2,940
Accounting and security lending fees	530
Custodian fees and expenses	33
Independent trustees' fees and expenses	15
Registration fees	27
Audit	35
Legal	6
Miscellaneous	13
Total expenses before reductions	11,022
Expense reductions	(44)
Total expenses after reductions		10,978
Net investment income (loss)		22,699
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	77,109
Fidelity Central Funds	(3)
Foreign currency transactions	(18)
Total net realized gain (loss)		77,088
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(460,027)
Fidelity Central Funds	2
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(460,028)
Net gain (loss)		(382,940)
Net increase (decrease) in net assets resulting from operations		$(360,241)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,699	$46,051
Net realized gain (loss)	77,088	305,029
Change in net unrealized appreciation (depreciation)	(460,028)	389,588
Net increase (decrease) in net assets resulting from operations	(360,241)	740,668
Distributions to shareholders	(288,127)	–
Distributions to shareholders from net investment income	–	(45,244)
Distributions to shareholders from net realized gain	–	(472,239)
Total distributions	(288,127)	(517,483)
Share transactions - net increase (decrease)	(30,055)	(90,479)
Total increase (decrease) in net assets	(678,423)	132,706
Net Assets
Beginning of period	4,579,342	4,446,636
End of period	$3,900,919	$4,579,342
Other Information
Undistributed net investment income end of period		$19,707

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$46.86	$44.92	$42.04	$44.69	$45.42	$39.77
Income from Investment Operations
Net investment income (loss)A	.23	.45	.44	.38	.34	.35
Net realized and unrealized gain (loss)	(3.90)	6.74	5.33	(.73)	3.91	8.61
Total from investment operations	(3.67)	7.19	5.77	(.35)	4.25	8.96
Distributions from net investment income	(.44)	(.45)	(.44)	(.31)	(.30)	(.32)
Distributions from net realized gain	(2.54)	(4.80)	(2.45)	(1.99)	(4.68)	(2.98)
Total distributions	(2.98)	(5.25)	(2.89)	(2.30)	(4.98)	(3.31)B
Net asset value, end of period	$40.21	$46.86	$44.92	$42.04	$44.69	$45.42
Total ReturnC,D	(8.54)%	17.51%	14.34%	(.83)%	10.52%	23.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.50%G	.50%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.49%G	.50%	.51%	.52%	.52%	.53%
Net investment income (loss)	1.00%G	.99%	1.04%	.91%	.79%	.82%
Supplemental Data
Net assets, end of period (in millions)	$3,568	$4,129	$3,884	$3,762	$4,143	$4,811
Portfolio turnover rateH	40%G	38%	82%	67%	59%I	93%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Fund Class K

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$46.86	$44.92	$42.04	$44.69	$45.42	$39.78
Income from Investment Operations
Net investment income (loss)A	.25	.49	.49	.42	.39	.40
Net realized and unrealized gain (loss)	(3.90)	6.74	5.32	(.72)	3.91	8.60
Total from investment operations	(3.65)	7.23	5.81	(.30)	4.30	9.00
Distributions from net investment income	(.48)	(.49)	(.48)	(.36)	(.35)	(.38)
Distributions from net realized gain	(2.54)	(4.80)	(2.45)	(1.99)	(4.68)	(2.98)
Total distributions	(3.02)	(5.29)	(2.93)	(2.35)	(5.03)	(3.36)
Net asset value, end of period	$40.19	$46.86	$44.92	$42.04	$44.69	$45.42
Total ReturnB,C	(8.50)%	17.63%	14.46%	(.72)%	10.65%	23.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%F	.41%	.41%	.41%	.41%	.41%
Expenses net of fee waivers, if any	.40%F	.41%	.41%	.41%	.41%	.41%
Expenses net of all reductions	.40%F	.40%	.41%	.41%	.41%	.41%
Net investment income (loss)	1.09%F	1.08%	1.14%	1.02%	.90%	.94%
Supplemental Data
Net assets, end of period (in millions)	$333	$450	$563	$696	$952	$1,119
Portfolio turnover rateG	40%F	38%	82%	67%	59%H	93%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $170 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,117,786
Gross unrealized depreciation	(115,813)
Net unrealized appreciation (depreciation)	$1,001,973
Tax cost	$2,890,537

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $881,276 and $1,176,703, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Fidelity Fund	$2,843.14
Class K	97.05
	$2,940

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $22 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $73.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Fund	$4

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2018	Year ended June 30, 2018
Distributions to shareholders
Fidelity Fund	$260,457	$–
Class K	27,670	–
Total	$288,127	$–
From net investment income
Fidelity Fund	$–	$39,636
Class K	–	5,608
Total	$–	$45,244
From net realized gain
Fidelity Fund	$–	$414,639
Class K	–	57,600
Total	$–	$472,239

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2018	Year ended June 30, 2018	Six months ended December 31, 2018	Year ended June 30, 2018
Fidelity Fund
Shares sold	929	2,503	$42,840	$115,122
Reinvestment of distributions	5,260	9,897	240,489	419,088
Shares redeemed	(5,572)	(10,747)	(253,573)	(491,309)
Net increase (decrease)	617	1,653	$29,756	$42,901
Class K
Shares sold	415	1,517	$19,115	$69,781
Reinvestment of distributions	605	1,498	27,670	63,208
Shares redeemed	(2,338)	(5,937)	(106,596)	(266,369)
Net increase (decrease)	(1,318)	(2,922)	$(59,811)	$(133,380)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Fidelity Fund	.50%
Actual		$1,000.00	$914.60	$2.41
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class K	.40%
Actual		$1,000.00	$915.00	$1.93
Hypothetical-C		$1,000.00	$1,023.19	$2.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FID-SANN-0219
1.540016.121

Fidelity® Fund Class K Semi-Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Microsoft Corp.	6.6
Apple, Inc.	4.8
Alphabet, Inc. Class A	4.6
JPMorgan Chase & Co.	4.6
Amazon.com, Inc.	3.7
UnitedHealth Group, Inc.	3.5
Visa, Inc. Class A	2.3
Bank of America Corp.	2.2
Facebook, Inc. Class A	2.2
Cigna Corp.	1.9
36.4

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	25.2
Health Care	20.7
Financials	13.9
Communication Services	10.1
Consumer Discretionary	9.1

Asset Allocation (% of fund's net assets)

As of December 31, 2018 *
Stocks	98.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.9%

 * Foreign investments - 1.0%

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.1%
Entertainment - 1.5%
Electronic Arts, Inc. (a)	387,800	$30,601
Take-Two Interactive Software, Inc. (a)	270,000	27,794
		58,395
Interactive Media & Services - 7.5%
Alphabet, Inc.:
Class A (a)	171,000	178,688
Class C (a)	25,000	25,890
Facebook, Inc. Class A (a)	662,000	86,782
		291,360
Media - 0.5%
Comcast Corp. Class A	601,767	20,490
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	378,000	24,045

TOTAL COMMUNICATION SERVICES		394,290

CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.1%
Aptiv PLC	112,188	6,907
Hotels, Restaurants & Leisure - 0.6%
Domino's Pizza, Inc.	54,000	13,391
Wyndham Destinations, Inc.	269,246	9,650
		23,041
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	94,800	142,387
The Booking Holdings, Inc. (a)	21,500	37,032
		179,419
Specialty Retail - 3.8%
Home Depot, Inc.	389,000	66,838
Lowe's Companies, Inc.	510,000	47,104
TJX Companies, Inc.	749,000	33,510
		147,452

TOTAL CONSUMER DISCRETIONARY		356,819

CONSUMER STAPLES - 6.6%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	102,700	4,886
PepsiCo, Inc.	448,000	49,495
		54,381
Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	238,000	48,483
Walmart, Inc.	608,000	56,635
		105,118
Food Products - 0.5%
The Hershey Co.	164,100	17,588
Household Products - 0.3%
Clorox Co.	78,000	12,023
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	246,000	32,005
Tobacco - 0.9%
Philip Morris International, Inc.	523,901	34,976

TOTAL CONSUMER STAPLES		256,091

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
ConocoPhillips Co.	665,543	41,497
Marathon Petroleum Corp.	402,797	23,769
Phillips 66 Co.	233,000	20,073
Valero Energy Corp.	397,000	29,763
		115,102
FINANCIALS - 13.9%
Banks - 6.8%
Bank of America Corp.	3,524,900	86,854
JPMorgan Chase & Co.	1,813,700	177,053
		263,907
Capital Markets - 3.1%
CME Group, Inc.	216,850	40,794
E*TRADE Financial Corp.	302,100	13,256
MSCI, Inc.	199,100	29,353
S&P Global, Inc.	212,752	36,155
		119,558
Consumer Finance - 1.0%
American Express Co.	415,600	39,615
Insurance - 3.0%
AFLAC, Inc.	1,110,000	50,572
Allstate Corp.	459,468	37,966
Progressive Corp.	500,000	30,165
		118,703

TOTAL FINANCIALS		541,783

HEALTH CARE - 20.7%
Biotechnology - 3.5%
AbbVie, Inc.	525,000	48,400
Amgen, Inc.	256,200	49,874
Gilead Sciences, Inc.	605,000	37,843
		136,117
Health Care Equipment & Supplies - 6.6%
Abbott Laboratories	714,000	51,644
Baxter International, Inc.	442,000	29,092
Becton, Dickinson & Co.	174,100	39,228
Boston Scientific Corp. (a)	670,000	23,678
Danaher Corp.	474,000	48,879
Edwards Lifesciences Corp. (a)	101,413	15,533
Intuitive Surgical, Inc. (a)	58,000	27,777
ResMed, Inc.	184,500	21,009
		256,840
Health Care Providers & Services - 7.5%
AmerisourceBergen Corp.	53,025	3,945
Cigna Corp.	383,893	72,909
Elanco Animal Health, Inc.	22,400	706
Humana, Inc.	188,700	54,059
UnitedHealth Group, Inc.	558,000	139,009
Wellcare Health Plans, Inc. (a)	96,000	22,665
		293,293
Life Sciences Tools & Services - 1.0%
Illumina, Inc. (a)	27,400	8,218
Thermo Fisher Scientific, Inc.	136,000	30,435
		38,653
Pharmaceuticals - 2.1%
Johnson & Johnson	350,000	45,168
Roche Holding AG (participation certificate)	80,000	19,861
Zoetis, Inc. Class A	190,000	16,253
		81,282

TOTAL HEALTH CARE		806,185

INDUSTRIALS - 6.2%
Aerospace & Defense - 3.2%
Huntington Ingalls Industries, Inc.	186,300	35,455
Northrop Grumman Corp.	119,700	29,315
Raytheon Co.	196,700	30,164
The Boeing Co.	87,800	28,316
		123,250
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	275,000	13,140
KAR Auction Services, Inc.	468,457	22,355
		35,495
Electrical Equipment - 0.9%
AMETEK, Inc.	106,809	7,231
Fortive Corp.	415,000	28,079
		35,310
Industrial Conglomerates - 0.4%
3M Co.	80,100	15,262
Road & Rail - 0.8%
Norfolk Southern Corp.	220,000	32,899

TOTAL INDUSTRIALS		242,216

INFORMATION TECHNOLOGY - 25.2%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	648,002	52,501
IT Services - 4.7%
Adyen BV (b)	2,400	1,306
Alliance Data Systems Corp.	70,427	10,570
MasterCard, Inc. Class A	327,000	61,689
PayPal Holdings, Inc. (a)	143,200	12,042
VeriSign, Inc. (a)	41,600	6,169
Visa, Inc. Class A	681,000	89,851
		181,627
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	1,290,000	60,540
Lam Research Corp.	194,000	26,417
ON Semiconductor Corp. (a)	782,523	12,919
Texas Instruments, Inc.	316,000	29,862
		129,738
Software - 11.0%
Adobe, Inc. (a)	220,000	49,773
Check Point Software Technologies Ltd. (a)	141,000	14,474
Citrix Systems, Inc.	474,000	48,566
Microsoft Corp.	2,530,000	256,967
Parametric Technology Corp. (a)	196,000	16,248
Salesforce.com, Inc. (a)	320,000	43,830
		429,858
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	1,194,000	188,342

TOTAL INFORMATION TECHNOLOGY		982,066

MATERIALS - 0.5%
Chemicals - 0.5%
Sherwin-Williams Co.	53,400	21,011
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	233,400	36,922
UTILITIES - 1.9%
Electric Utilities - 1.5%
NextEra Energy, Inc.	335,000	58,230
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	385,000	15,246

TOTAL UTILITIES		73,476

TOTAL COMMON STOCKS
(Cost $2,821,176)		3,825,961

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 2.42% (c)
(Cost $66,547)	66,535,337	66,549
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,887,723)		3,892,510
NET OTHER ASSETS (LIABILITIES) - 0.2%		8,409
NET ASSETS - 100%		$3,900,919

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,306,000 or 0.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$679
Fidelity Securities Lending Cash Central Fund	1
Total	$680

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$394,290	$394,290	$--	$--
Consumer Discretionary	356,819	356,819	--	--
Consumer Staples	256,091	256,091	--	--
Energy	115,102	115,102	--	--
Financials	541,783	541,783	--	--
Health Care	806,185	786,324	19,861	--
Industrials	242,216	242,216	--	--
Information Technology	982,066	982,066	--	--
Materials	21,011	21,011	--	--
Real Estate	36,922	36,922	--	--
Utilities	73,476	73,476	--	--
Money Market Funds	66,549	66,549	--	--
Total Investments in Securities:	$3,892,510	$3,872,649	$19,861	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,821,176)	$3,825,961
Fidelity Central Funds (cost $66,547)	66,549
Total Investment in Securities (cost $2,887,723)		$3,892,510
Cash		1
Receivable for investments sold		12,086
Receivable for fund shares sold		878
Dividends receivable		3,122
Distributions receivable from Fidelity Central Funds		134
Prepaid expenses		7
Other receivables		194
Total assets		3,908,932
Liabilities
Payable for fund shares redeemed	$6,129
Accrued management fee	1,104
Transfer agent fee payable	468
Other affiliated payables	87
Other payables and accrued expenses	225
Total liabilities		8,013
Net Assets		$3,900,919
Net Assets consist of:
Paid in capital		$2,865,144
Total distributable earnings (loss)		1,035,775
Net Assets		$3,900,919
Net Asset Value and Maximum Offering Price
Fidelity Fund:
Net Asset Value, offering price and redemption price per share ($3,567,781 ÷ 88,729 shares)		$40.21
Class K:
Net Asset Value, offering price and redemption price per share ($333,138 ÷ 8,289 shares)		$40.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2018 (Unaudited)
Investment Income
Dividends		$32,997
Income from Fidelity Central Funds		680
Total income		33,677
Expenses
Management fee	$7,423
Transfer agent fees	2,940
Accounting and security lending fees	530
Custodian fees and expenses	33
Independent trustees' fees and expenses	15
Registration fees	27
Audit	35
Legal	6
Miscellaneous	13
Total expenses before reductions	11,022
Expense reductions	(44)
Total expenses after reductions		10,978
Net investment income (loss)		22,699
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	77,109
Fidelity Central Funds	(3)
Foreign currency transactions	(18)
Total net realized gain (loss)		77,088
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(460,027)
Fidelity Central Funds	2
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(460,028)
Net gain (loss)		(382,940)
Net increase (decrease) in net assets resulting from operations		$(360,241)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,699	$46,051
Net realized gain (loss)	77,088	305,029
Change in net unrealized appreciation (depreciation)	(460,028)	389,588
Net increase (decrease) in net assets resulting from operations	(360,241)	740,668
Distributions to shareholders	(288,127)	–
Distributions to shareholders from net investment income	–	(45,244)
Distributions to shareholders from net realized gain	–	(472,239)
Total distributions	(288,127)	(517,483)
Share transactions - net increase (decrease)	(30,055)	(90,479)
Total increase (decrease) in net assets	(678,423)	132,706
Net Assets
Beginning of period	4,579,342	4,446,636
End of period	$3,900,919	$4,579,342
Other Information
Undistributed net investment income end of period		$19,707

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$46.86	$44.92	$42.04	$44.69	$45.42	$39.77
Income from Investment Operations
Net investment income (loss)A	.23	.45	.44	.38	.34	.35
Net realized and unrealized gain (loss)	(3.90)	6.74	5.33	(.73)	3.91	8.61
Total from investment operations	(3.67)	7.19	5.77	(.35)	4.25	8.96
Distributions from net investment income	(.44)	(.45)	(.44)	(.31)	(.30)	(.32)
Distributions from net realized gain	(2.54)	(4.80)	(2.45)	(1.99)	(4.68)	(2.98)
Total distributions	(2.98)	(5.25)	(2.89)	(2.30)	(4.98)	(3.31)B
Net asset value, end of period	$40.21	$46.86	$44.92	$42.04	$44.69	$45.42
Total ReturnC,D	(8.54)%	17.51%	14.34%	(.83)%	10.52%	23.70%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.50%G	.50%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.49%G	.50%	.51%	.52%	.52%	.53%
Net investment income (loss)	1.00%G	.99%	1.04%	.91%	.79%	.82%
Supplemental Data
Net assets, end of period (in millions)	$3,568	$4,129	$3,884	$3,762	$4,143	$4,811
Portfolio turnover rateH	40%G	38%	82%	67%	59%I	93%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.31 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $2.984 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Fund Class K

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$46.86	$44.92	$42.04	$44.69	$45.42	$39.78
Income from Investment Operations
Net investment income (loss)A	.25	.49	.49	.42	.39	.40
Net realized and unrealized gain (loss)	(3.90)	6.74	5.32	(.72)	3.91	8.60
Total from investment operations	(3.65)	7.23	5.81	(.30)	4.30	9.00
Distributions from net investment income	(.48)	(.49)	(.48)	(.36)	(.35)	(.38)
Distributions from net realized gain	(2.54)	(4.80)	(2.45)	(1.99)	(4.68)	(2.98)
Total distributions	(3.02)	(5.29)	(2.93)	(2.35)	(5.03)	(3.36)
Net asset value, end of period	$40.19	$46.86	$44.92	$42.04	$44.69	$45.42
Total ReturnB,C	(8.50)%	17.63%	14.46%	(.72)%	10.65%	23.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%F	.41%	.41%	.41%	.41%	.41%
Expenses net of fee waivers, if any	.40%F	.41%	.41%	.41%	.41%	.41%
Expenses net of all reductions	.40%F	.40%	.41%	.41%	.41%	.41%
Net investment income (loss)	1.09%F	1.08%	1.14%	1.02%	.90%	.94%
Supplemental Data
Net assets, end of period (in millions)	$333	$450	$563	$696	$952	$1,119
Portfolio turnover rateG	40%F	38%	82%	67%	59%H	93%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $170 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,117,786
Gross unrealized depreciation	(115,813)
Net unrealized appreciation (depreciation)	$1,001,973
Tax cost	$2,890,537

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $881,276 and $1,176,703, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets (a)
Fidelity Fund	$2,843.14
Class K	97.05
	$2,940

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $22 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $73.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Fund	$4

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2018	Year ended June 30, 2018
Distributions to shareholders
Fidelity Fund	$260,457	$–
Class K	27,670	–
Total	$288,127	$–
From net investment income
Fidelity Fund	$–	$39,636
Class K	–	5,608
Total	$–	$45,244
From net realized gain
Fidelity Fund	$–	$414,639
Class K	–	57,600
Total	$–	$472,239

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2018	Year ended June 30, 2018	Six months ended December 31, 2018	Year ended June 30, 2018
Fidelity Fund
Shares sold	929	2,503	$42,840	$115,122
Reinvestment of distributions	5,260	9,897	240,489	419,088
Shares redeemed	(5,572)	(10,747)	(253,573)	(491,309)
Net increase (decrease)	617	1,653	$29,756	$42,901
Class K
Shares sold	415	1,517	$19,115	$69,781
Reinvestment of distributions	605	1,498	27,670	63,208
Shares redeemed	(2,338)	(5,937)	(106,596)	(266,369)
Net increase (decrease)	(1,318)	(2,922)	$(59,811)	$(133,380)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Fidelity Fund	.50%
Actual		$1,000.00	$914.60	$2.41
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class K	.40%
Actual		$1,000.00	$915.00	$1.93
Hypothetical-C		$1,000.00	$1,023.19	$2.04

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FID-K-SANN-0219
1.863258.110

Fidelity® Growth Discovery Fund Semi-Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Microsoft Corp.	7.2
Alphabet, Inc. Class A	6.5
Amazon.com, Inc.	6.0
Visa, Inc. Class A	3.4
Apple, Inc.	3.2
Adobe, Inc.	2.7
Charles Schwab Corp.	2.6
Home Depot, Inc.	2.3
American Tower Corp.	2.2
CME Group, Inc.	2.0
38.1

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	33.0
Consumer Discretionary	15.1
Health Care	15.0
Communication Services	10.2
Financials	7.3

Asset Allocation (% of fund's net assets)

As of December 31, 2018*
Stocks	98.3%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 12.7%

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.2%
Entertainment - 0.8%
Activision Blizzard, Inc.	150,787	$7,022
Electronic Arts, Inc. (a)	88,234	6,963
		13,985
Interactive Media & Services - 8.4%
Alphabet, Inc. Class A (a)	106,352	111,134
Facebook, Inc. Class A (a)	150,091	19,675
Tencent Holdings Ltd.	306,700	12,299
		143,108
Media - 1.0%
Charter Communications, Inc. Class A (a)	58,600	16,699

TOTAL COMMUNICATION SERVICES		173,792

CONSUMER DISCRETIONARY - 15.1%
Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc. (a)	114,600	11,018
Laureate Education, Inc. Class A (a)	458,900	6,994
		18,012
Hotels, Restaurants & Leisure - 1.4%
Domino's Pizza, Inc.	28,100	6,969
McDonald's Corp.	64,000	11,364
Wingstop, Inc.	87,900	5,642
		23,975
Household Durables - 1.1%
Blu Homes, Inc. (a)(b)(c)	3,320,224	6
D.R. Horton, Inc.	248,900	8,627
NVR, Inc. (a)	3,950	9,626
		18,259
Internet & Direct Marketing Retail - 7.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	47,300	6,483
Amazon.com, Inc. (a)	67,400	101,233
MercadoLibre, Inc.	21,200	6,208
Stamps.com, Inc. (a)	50,271	7,824
		121,748
Media - 0.0%
China Literature Ltd. (a)(d)	286	1
Specialty Retail - 3.3%
Home Depot, Inc.	229,724	39,471
Ross Stores, Inc.	67,700	5,633
Ulta Beauty, Inc. (a)	47,300	11,581
		56,685
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	79,100	2,999
LVMH Moet Hennessy - Louis Vuitton SA	37,780	11,061
Pinduoduo, Inc. ADR (e)	135,500	3,041
		17,101

TOTAL CONSUMER DISCRETIONARY		255,781

CONSUMER STAPLES - 4.0%
Beverages - 1.6%
Constellation Brands, Inc. Class A (sub. vtg.)	39,100	6,288
Fever-Tree Drinks PLC	128,867	3,612
Kweichow Moutai Co. Ltd. (A Shares)	48,729	4,180
Monster Beverage Corp. (a)	80,700	3,972
Pernod Ricard SA	29,000	4,761
Pernod Ricard SA ADR	133,100	4,358
		27,171
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	38,000	5,291
The Simply Good Foods Co. (a)	146,800	2,775
		8,066
Household Products - 0.5%
Energizer Holdings, Inc.	210,400	9,500
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	81,900	10,655
Unilever NV (NY Reg.)	231,400	12,449
		23,104

TOTAL CONSUMER STAPLES		67,841

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy, Inc. (a)	469,100	27,766
Range Resources Corp.	510,900	4,889
Reliance Industries Ltd.	697,453	11,241
		43,896
FINANCIALS - 7.1%
Banks - 2.2%
First Republic Bank	147,000	12,774
HDFC Bank Ltd.	36,455	1,113
HDFC Bank Ltd. sponsored ADR	100,700	10,432
M&T Bank Corp.	83,800	11,994
Metro Bank PLC (a)	25,300	546
		36,859
Capital Markets - 4.9%
Charles Schwab Corp.	1,042,500	43,295
CME Group, Inc.	176,545	33,212
JMP Group, Inc.	75,200	293
MSCI, Inc.	1,300	192
The Blackstone Group LP	186,300	5,554
		82,546
Diversified Financial Services - 0.0%
Prosegur Cash SA (d)	497,300	1,102

TOTAL FINANCIALS		120,507

HEALTH CARE - 14.9%
Biotechnology - 3.1%
AC Immune SA (a)	140,900	1,332
Acceleron Pharma, Inc. (a)	39,500	1,720
Affimed NV (a)(e)	200,400	623
Alexion Pharmaceuticals, Inc. (a)	74,600	7,263
Biogen, Inc. (a)	62,000	18,657
Calyxt, Inc. (a)	104,288	1,080
Cytokinetics, Inc. (a)	147,971	935
Gamida Cell Ltd. (a)(e)	20,200	201
Insmed, Inc. (a)	343,378	4,505
Prothena Corp. PLC (a)	96,400	993
Rubius Therapeutics, Inc.	18,700	301
Vertex Pharmaceuticals, Inc. (a)	94,693	15,692
		53,302
Health Care Equipment & Supplies - 5.9%
Becton, Dickinson & Co.	135,500	30,531
Boston Scientific Corp. (a)	567,900	20,070
Danaher Corp.	120,755	12,452
Intuitive Surgical, Inc. (a)	65,000	31,130
ResMed, Inc.	54,000	6,149
		100,332
Health Care Providers & Services - 1.2%
Elanco Animal Health, Inc.	9,400	296
National Vision Holdings, Inc. (a)	5,600	158
Neuronetics, Inc.	27,800	538
UnitedHealth Group, Inc.	74,300	18,510
		19,502
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	56,600	5,056
Life Sciences Tools & Services - 0.7%
Codexis, Inc. (a)	81,800	1,366
Mettler-Toledo International, Inc. (a)	12,900	7,296
Sartorius Stedim Biotech	27,000	2,702
		11,364
Pharmaceuticals - 3.7%
Allergan PLC	60,200	8,046
AstraZeneca PLC sponsored ADR	720,000	27,346
Mallinckrodt PLC (a)	173,600	2,743
Mylan NV (a)	232,000	6,357
Novartis AG sponsored ADR	103,700	8,898
Perrigo Co. PLC	231,900	8,986
		62,376

TOTAL HEALTH CARE		251,932

INDUSTRIALS - 6.2%
Aerospace & Defense - 0.4%
TransDigm Group, Inc. (a)	19,727	6,708
Commercial Services & Supplies - 0.7%
Copart, Inc. (a)	246,900	11,797
Electrical Equipment - 1.6%
AMETEK, Inc.	176,900	11,976
Fortive Corp.	232,127	15,706
		27,682
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	28,914	7,706
Machinery - 1.9%
Allison Transmission Holdings, Inc.	207,500	9,111
Deere & Co.	89,500	13,351
Gardner Denver Holdings, Inc. (a)	497,400	10,172
		32,634
Professional Services - 1.1%
IHS Markit Ltd. (a)	178,800	8,577
TransUnion Holding Co., Inc.	185,200	10,519
		19,096

TOTAL INDUSTRIALS		105,623

INFORMATION TECHNOLOGY - 32.5%
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	51,000	4,132
Zebra Technologies Corp. Class A (a)	34,600	5,509
		9,641
IT Services - 9.5%
Adyen BV (d)	4,037	2,197
Elastic NV (e)	1,800	129
Fidelity National Information Services, Inc.	151,100	15,495
Global Payments, Inc.	112,900	11,643
GoDaddy, Inc. (a)	193,400	12,691
MasterCard, Inc. Class A	69,500	13,111
Okta, Inc. (a)	33,000	2,105
PayPal Holdings, Inc. (a)	270,200	22,721
Shopify, Inc. Class A (a)	44,500	6,154
VeriSign, Inc. (a)	89,600	13,287
Visa, Inc. Class A	437,696	57,750
Wix.com Ltd. (a)	46,800	4,228
		161,511
Semiconductors & Semiconductor Equipment - 3.2%
ASML Holding NV	48,200	7,501
Broadcom, Inc.	33,900	8,620
Cree, Inc. (a)	66,200	2,832
NVIDIA Corp.	108,100	14,431
NXP Semiconductors NV	177,600	13,015
Semtech Corp. (a)	158,200	7,257
		53,656
Software - 16.0%
Adobe, Inc. (a)	204,000	46,153
Autodesk, Inc. (a)	86,900	11,176
Black Knight, Inc. (a)	189,700	8,548
DocuSign, Inc.	110,400	4,425
Intuit, Inc.	90,700	17,854
Microsoft Corp.	1,201,300	122,012
Pluralsight, Inc.	38,900	916
Red Hat, Inc. (a)	104,900	18,425
Salesforce.com, Inc. (a)	199,064	27,266
SolarWinds, Inc. (a)	294,600	4,074
Splunk, Inc. (a)	55,500	5,819
Upwork, Inc.	4,500	81
Zscaler, Inc. (a)(e)	132,000	5,176
		271,925
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	347,900	54,878

TOTAL INFORMATION TECHNOLOGY		551,611

MATERIALS - 3.3%
Chemicals - 3.0%
CF Industries Holdings, Inc.	79,100	3,442
DowDuPont, Inc.	375,800	20,098
Sherwin-Williams Co.	25,100	9,876
The Chemours Co. LLC	317,000	8,946
Umicore SA	207,391	8,283
		50,645
Containers & Packaging - 0.3%
Aptargroup, Inc.	62,100	5,842

TOTAL MATERIALS		56,487

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	231,600	36,637
TOTAL COMMON STOCKS
(Cost $1,332,746)		1,664,107

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (b)(c)	7,174	2,087
INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	48,212	47
Software - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)	162,572	7,929
TOTAL INFORMATION TECHNOLOGY		7,976

TOTAL CONVERTIBLE PREFERRED STOCKS		10,063

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	404,850	3,700
TOTAL PREFERRED STOCKS
(Cost $7,869)		13,763

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (f)	16,646,320	16,650
Fidelity Securities Lending Cash Central Fund 2.41% (f)(g)	6,048,758	6,049
TOTAL MONEY MARKET FUNDS
(Cost $22,697)		22,699
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,363,312)		1,700,569
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,240)
NET ASSETS - 100%		$1,696,329

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,068,000 or 0.6% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,300,000 or 0.2% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$87
BioNTech AG Series A	12/29/17	$1,571
Blu Homes, Inc.	6/21/13	$1,108
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$282
Fidelity Securities Lending Cash Central Fund	31
Total	$313

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$173,792	$173,792	$--	$--
Consumer Discretionary	255,781	244,714	11,061	6
Consumer Staples	67,841	67,841	--	--
Energy	43,896	43,896	--	--
Financials	124,207	123,094	1,113	--
Health Care	254,019	251,932	--	2,087
Industrials	105,623	105,623	--	--
Information Technology	559,587	551,611	--	7,976
Materials	56,487	56,487	--	--
Real Estate	36,637	36,637	--	--
Money Market Funds	22,699	22,699	--	--
Total Investments in Securities:	$1,700,569	$1,678,326	$12,174	$10,069

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.3%
Netherlands	2.5%
United Kingdom	1.8%
France	1.4%
India	1.4%
Cayman Islands	1.3%
Ireland	1.3%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,875) — See accompanying schedule: Unaffiliated issuers (cost $1,340,615)	$1,677,870
Fidelity Central Funds (cost $22,697)	22,699
Total Investment in Securities (cost $1,363,312)		$1,700,569
Receivable for investments sold		575
Receivable for fund shares sold		5,120
Dividends receivable		711
Distributions receivable from Fidelity Central Funds		40
Prepaid expenses		3
Other receivables		64
Total assets		1,707,082
Liabilities
Payable for fund shares redeemed	$3,657
Accrued management fee	758
Other affiliated payables	250
Other payables and accrued expenses	42
Collateral on securities loaned	6,046
Total liabilities		10,753
Net Assets		$1,696,329
Net Assets consist of:
Paid in capital		$1,345,220
Total distributable earnings (loss)		351,109
Net Assets		$1,696,329
Net Asset Value and Maximum Offering Price
Growth Discovery:
Net Asset Value, offering price and redemption price per share ($1,387,953 ÷ 44,665 shares)		$31.07
Class K:
Net Asset Value, offering price and redemption price per share ($308,376 ÷ 9,919 shares)		$31.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2018 (Unaudited)
Investment Income
Dividends		$7,853
Income from Fidelity Central Funds		313
Total income		8,166
Expenses
Management fee
Basic fee	$5,105
Performance adjustment	(21)
Transfer agent fees	1,275
Accounting and security lending fees	289
Custodian fees and expenses	25
Independent trustees' fees and expenses	6
Registration fees	38
Audit	25
Legal	9
Miscellaneous	6
Total expenses before reductions	6,757
Expense reductions	(54)
Total expenses after reductions		6,703
Net investment income (loss)		1,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,628
Fidelity Central Funds	(2)
Foreign currency transactions	11
Total net realized gain (loss)		40,637
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $490)	(213,616)
Fidelity Central Funds	2
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(213,616)
Net gain (loss)		(172,979)
Net increase (decrease) in net assets resulting from operations		$(171,516)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,463	$4,046
Net realized gain (loss)	40,637	104,127
Change in net unrealized appreciation (depreciation)	(213,616)	231,796
Net increase (decrease) in net assets resulting from operations	(171,516)	339,969
Distributions to shareholders	(83,027)	–
Distributions to shareholders from net investment income	–	(2,802)
Distributions to shareholders from net realized gain	–	(76,753)
Total distributions	(83,027)	(79,555)
Share transactions - net increase (decrease)	44,284	282,282
Total increase (decrease) in net assets	(210,259)	542,696
Net Assets
Beginning of period	1,906,588	1,363,892
End of period	$1,696,329	$1,906,588
Other Information
Undistributed net investment income end of period		$1,599

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Discovery Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$35.75	$30.58	$24.47	$24.93	$23.07	$17.45
Income from Investment Operations
Net investment income (loss)A	.02	.07	.06	.01	.07	.02
Net realized and unrealized gain (loss)	(3.14)	6.71	6.07	(.43)	1.81	5.63
Total from investment operations	(3.12)	6.78	6.13	(.42)	1.88	5.65
Distributions from net investment income	(.06)	(.05)	(.02)	(.03)	(.02)	(.02)
Distributions from net realized gain	(1.50)	(1.56)	–	(.01)	–	(.01)
Total distributions	(1.56)	(1.61)	(.02)	(.04)	(.02)	(.03)
Net asset value, end of period	$31.07	$35.75	$30.58	$24.47	$24.93	$23.07
Total ReturnB,C	(9.17)%	22.94%	25.08%	(1.68)%	8.17%	32.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%F	.74%	.66%	.78%	.77%	.81%
Expenses net of fee waivers, if any	.73%F	.74%	.66%	.78%	.77%	.81%
Expenses net of all reductions	.73%F	.73%	.65%	.78%	.77%	.81%
Net investment income (loss)	.14%F	.22%	.24%	.03%	.27%	.10%
Supplemental Data
Net assets, end of period (in millions)	$1,388	$1,546	$1,157	$1,000	$1,078	$1,072
Portfolio turnover rateG	44%F	45%	65%	57%	51%	70%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Discovery Fund Class K

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$35.78	$30.61	$24.48	$24.94	$23.09	$17.45
Income from Investment Operations
Net investment income (loss)A	.04	.11	.10	.04	.10	.05
Net realized and unrealized gain (loss)	(3.13)	6.71	6.07	(.43)	1.82	5.63
Total from investment operations	(3.09)	6.82	6.17	(.39)	1.92	5.68
Distributions from net investment income	(.10)	(.09)	(.04)	(.06)	(.07)	(.04)
Distributions from net realized gain	(1.50)	(1.56)	–	(.01)	–	(.01)
Total distributions	(1.60)	(1.65)	(.04)	(.07)	(.07)	(.04)B
Net asset value, end of period	$31.09	$35.78	$30.61	$24.48	$24.94	$23.09
Total ReturnC,D	(9.09)%	23.05%	25.23%	(1.57)%	8.32%	32.62%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.63%	.54%	.66%	.64%	.68%
Expenses net of fee waivers, if any	.62%G	.63%	.54%	.66%	.64%	.68%
Expenses net of all reductions	.62%G	.63%	.53%	.65%	.64%	.67%
Net investment income (loss)	.24%G	.32%	.36%	.16%	.40%	.24%
Supplemental Data
Net assets, end of period (in millions)	$308	$361	$207	$176	$202	$190
Portfolio turnover rateH	44%G	45%	65%	57%	51%	70%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$424,247
Gross unrealized depreciation	(87,298)
Net unrealized appreciation (depreciation)	$336,949
Tax cost	$1,363,620

The Fund elected to defer to its next fiscal year approximately $2,006 of capital losses recognized during the period November 1, 2017 to June 30, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $410,410 and $429,199, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Discovery	$1,199.15
Class K	76.05
	$1,275

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $31, including in the amount of less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $45 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, the credits reduced the Fund's custody expenses in the amount of less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2018	Year ended June 30, 2018
Distributions to shareholders
Growth Discovery	$68,374	$–
Class K	14,653	–
Total	$83,027	$–
From net investment income
Growth Discovery	$–	$1,948
Class K	–	854
Total	$–	$2,802
From net realized gain
Growth Discovery	$–	$61,060
Class K	–	15,693
Total	$–	$76,753

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2018	Year ended June 30, 2018	Six months ended December 31, 2018	Year ended June 30, 2018
Growth Discovery
Shares sold	4,227	10,801	$148,291	$362,769
Reinvestment of distributions	1,852	1,871	64,602	59,167
Shares redeemed	(4,658)	(7,251)	(159,528)	(242,656)
Net increase (decrease)	1,421	5,421	$53,365	$179,280
Class K
Shares sold	1,529	6,932	$52,653	$227,726
Reinvestment of distributions	421	521	14,653	16,547
Shares redeemed	(2,111)	(4,139)	(76,387)	(141,271)
Net increase (decrease)	(161)	3,314	$(9,081)	$103,002

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Growth Discovery	.73%
Actual		$1,000.00	$908.30	$3.51
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Class K	.62%
Actual		$1,000.00	$909.10	$2.98
Hypothetical-C		$1,000.00	$1,022.08	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Growth Discovery Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CII-SANN-0219
1.714430.120

Fidelity® Growth Discovery Fund Class K Semi-Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Microsoft Corp.	7.2
Alphabet, Inc. Class A	6.5
Amazon.com, Inc.	6.0
Visa, Inc. Class A	3.4
Apple, Inc.	3.2
Adobe, Inc.	2.7
Charles Schwab Corp.	2.6
Home Depot, Inc.	2.3
American Tower Corp.	2.2
CME Group, Inc.	2.0
38.1

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Information Technology	33.0
Consumer Discretionary	15.1
Health Care	15.0
Communication Services	10.2
Financials	7.3

Asset Allocation (% of fund's net assets)

As of December 31, 2018*
Stocks	98.3%
Convertible Securities	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 12.7%

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.2%
Entertainment - 0.8%
Activision Blizzard, Inc.	150,787	$7,022
Electronic Arts, Inc. (a)	88,234	6,963
		13,985
Interactive Media & Services - 8.4%
Alphabet, Inc. Class A (a)	106,352	111,134
Facebook, Inc. Class A (a)	150,091	19,675
Tencent Holdings Ltd.	306,700	12,299
		143,108
Media - 1.0%
Charter Communications, Inc. Class A (a)	58,600	16,699

TOTAL COMMUNICATION SERVICES		173,792

CONSUMER DISCRETIONARY - 15.1%
Diversified Consumer Services - 1.1%
Grand Canyon Education, Inc. (a)	114,600	11,018
Laureate Education, Inc. Class A (a)	458,900	6,994
		18,012
Hotels, Restaurants & Leisure - 1.4%
Domino's Pizza, Inc.	28,100	6,969
McDonald's Corp.	64,000	11,364
Wingstop, Inc.	87,900	5,642
		23,975
Household Durables - 1.1%
Blu Homes, Inc. (a)(b)(c)	3,320,224	6
D.R. Horton, Inc.	248,900	8,627
NVR, Inc. (a)	3,950	9,626
		18,259
Internet & Direct Marketing Retail - 7.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	47,300	6,483
Amazon.com, Inc. (a)	67,400	101,233
MercadoLibre, Inc.	21,200	6,208
Stamps.com, Inc. (a)	50,271	7,824
		121,748
Media - 0.0%
China Literature Ltd. (a)(d)	286	1
Specialty Retail - 3.3%
Home Depot, Inc.	229,724	39,471
Ross Stores, Inc.	67,700	5,633
Ulta Beauty, Inc. (a)	47,300	11,581
		56,685
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	79,100	2,999
LVMH Moet Hennessy - Louis Vuitton SA	37,780	11,061
Pinduoduo, Inc. ADR (e)	135,500	3,041
		17,101

TOTAL CONSUMER DISCRETIONARY		255,781

CONSUMER STAPLES - 4.0%
Beverages - 1.6%
Constellation Brands, Inc. Class A (sub. vtg.)	39,100	6,288
Fever-Tree Drinks PLC	128,867	3,612
Kweichow Moutai Co. Ltd. (A Shares)	48,729	4,180
Monster Beverage Corp. (a)	80,700	3,972
Pernod Ricard SA	29,000	4,761
Pernod Ricard SA ADR	133,100	4,358
		27,171
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	38,000	5,291
The Simply Good Foods Co. (a)	146,800	2,775
		8,066
Household Products - 0.5%
Energizer Holdings, Inc.	210,400	9,500
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	81,900	10,655
Unilever NV (NY Reg.)	231,400	12,449
		23,104

TOTAL CONSUMER STAPLES		67,841

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy, Inc. (a)	469,100	27,766
Range Resources Corp.	510,900	4,889
Reliance Industries Ltd.	697,453	11,241
		43,896
FINANCIALS - 7.1%
Banks - 2.2%
First Republic Bank	147,000	12,774
HDFC Bank Ltd.	36,455	1,113
HDFC Bank Ltd. sponsored ADR	100,700	10,432
M&T Bank Corp.	83,800	11,994
Metro Bank PLC (a)	25,300	546
		36,859
Capital Markets - 4.9%
Charles Schwab Corp.	1,042,500	43,295
CME Group, Inc.	176,545	33,212
JMP Group, Inc.	75,200	293
MSCI, Inc.	1,300	192
The Blackstone Group LP	186,300	5,554
		82,546
Diversified Financial Services - 0.0%
Prosegur Cash SA (d)	497,300	1,102

TOTAL FINANCIALS		120,507

HEALTH CARE - 14.9%
Biotechnology - 3.1%
AC Immune SA (a)	140,900	1,332
Acceleron Pharma, Inc. (a)	39,500	1,720
Affimed NV (a)(e)	200,400	623
Alexion Pharmaceuticals, Inc. (a)	74,600	7,263
Biogen, Inc. (a)	62,000	18,657
Calyxt, Inc. (a)	104,288	1,080
Cytokinetics, Inc. (a)	147,971	935
Gamida Cell Ltd. (a)(e)	20,200	201
Insmed, Inc. (a)	343,378	4,505
Prothena Corp. PLC (a)	96,400	993
Rubius Therapeutics, Inc.	18,700	301
Vertex Pharmaceuticals, Inc. (a)	94,693	15,692
		53,302
Health Care Equipment & Supplies - 5.9%
Becton, Dickinson & Co.	135,500	30,531
Boston Scientific Corp. (a)	567,900	20,070
Danaher Corp.	120,755	12,452
Intuitive Surgical, Inc. (a)	65,000	31,130
ResMed, Inc.	54,000	6,149
		100,332
Health Care Providers & Services - 1.2%
Elanco Animal Health, Inc.	9,400	296
National Vision Holdings, Inc. (a)	5,600	158
Neuronetics, Inc.	27,800	538
UnitedHealth Group, Inc.	74,300	18,510
		19,502
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	56,600	5,056
Life Sciences Tools & Services - 0.7%
Codexis, Inc. (a)	81,800	1,366
Mettler-Toledo International, Inc. (a)	12,900	7,296
Sartorius Stedim Biotech	27,000	2,702
		11,364
Pharmaceuticals - 3.7%
Allergan PLC	60,200	8,046
AstraZeneca PLC sponsored ADR	720,000	27,346
Mallinckrodt PLC (a)	173,600	2,743
Mylan NV (a)	232,000	6,357
Novartis AG sponsored ADR	103,700	8,898
Perrigo Co. PLC	231,900	8,986
		62,376

TOTAL HEALTH CARE		251,932

INDUSTRIALS - 6.2%
Aerospace & Defense - 0.4%
TransDigm Group, Inc. (a)	19,727	6,708
Commercial Services & Supplies - 0.7%
Copart, Inc. (a)	246,900	11,797
Electrical Equipment - 1.6%
AMETEK, Inc.	176,900	11,976
Fortive Corp.	232,127	15,706
		27,682
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.	28,914	7,706
Machinery - 1.9%
Allison Transmission Holdings, Inc.	207,500	9,111
Deere & Co.	89,500	13,351
Gardner Denver Holdings, Inc. (a)	497,400	10,172
		32,634
Professional Services - 1.1%
IHS Markit Ltd. (a)	178,800	8,577
TransUnion Holding Co., Inc.	185,200	10,519
		19,096

TOTAL INDUSTRIALS		105,623

INFORMATION TECHNOLOGY - 32.5%
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	51,000	4,132
Zebra Technologies Corp. Class A (a)	34,600	5,509
		9,641
IT Services - 9.5%
Adyen BV (d)	4,037	2,197
Elastic NV (e)	1,800	129
Fidelity National Information Services, Inc.	151,100	15,495
Global Payments, Inc.	112,900	11,643
GoDaddy, Inc. (a)	193,400	12,691
MasterCard, Inc. Class A	69,500	13,111
Okta, Inc. (a)	33,000	2,105
PayPal Holdings, Inc. (a)	270,200	22,721
Shopify, Inc. Class A (a)	44,500	6,154
VeriSign, Inc. (a)	89,600	13,287
Visa, Inc. Class A	437,696	57,750
Wix.com Ltd. (a)	46,800	4,228
		161,511
Semiconductors & Semiconductor Equipment - 3.2%
ASML Holding NV	48,200	7,501
Broadcom, Inc.	33,900	8,620
Cree, Inc. (a)	66,200	2,832
NVIDIA Corp.	108,100	14,431
NXP Semiconductors NV	177,600	13,015
Semtech Corp. (a)	158,200	7,257
		53,656
Software - 16.0%
Adobe, Inc. (a)	204,000	46,153
Autodesk, Inc. (a)	86,900	11,176
Black Knight, Inc. (a)	189,700	8,548
DocuSign, Inc.	110,400	4,425
Intuit, Inc.	90,700	17,854
Microsoft Corp.	1,201,300	122,012
Pluralsight, Inc.	38,900	916
Red Hat, Inc. (a)	104,900	18,425
Salesforce.com, Inc. (a)	199,064	27,266
SolarWinds, Inc. (a)	294,600	4,074
Splunk, Inc. (a)	55,500	5,819
Upwork, Inc.	4,500	81
Zscaler, Inc. (a)(e)	132,000	5,176
		271,925
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	347,900	54,878

TOTAL INFORMATION TECHNOLOGY		551,611

MATERIALS - 3.3%
Chemicals - 3.0%
CF Industries Holdings, Inc.	79,100	3,442
DowDuPont, Inc.	375,800	20,098
Sherwin-Williams Co.	25,100	9,876
The Chemours Co. LLC	317,000	8,946
Umicore SA	207,391	8,283
		50,645
Containers & Packaging - 0.3%
Aptargroup, Inc.	62,100	5,842

TOTAL MATERIALS		56,487

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	231,600	36,637
TOTAL COMMON STOCKS
(Cost $1,332,746)		1,664,107

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.6%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (b)(c)	7,174	2,087
INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	48,212	47
Software - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(b)(c)	162,572	7,929
TOTAL INFORMATION TECHNOLOGY		7,976

TOTAL CONVERTIBLE PREFERRED STOCKS		10,063

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	404,850	3,700
TOTAL PREFERRED STOCKS
(Cost $7,869)		13,763

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.42% (f)	16,646,320	16,650
Fidelity Securities Lending Cash Central Fund 2.41% (f)(g)	6,048,758	6,049
TOTAL MONEY MARKET FUNDS
(Cost $22,697)		22,699
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,363,312)		1,700,569
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,240)
NET ASSETS - 100%		$1,696,329

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,068,000 or 0.6% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,300,000 or 0.2% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$87
BioNTech AG Series A	12/29/17	$1,571
Blu Homes, Inc.	6/21/13	$1,108
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$282
Fidelity Securities Lending Cash Central Fund	31
Total	$313

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$173,792	$173,792	$--	$--
Consumer Discretionary	255,781	244,714	11,061	6
Consumer Staples	67,841	67,841	--	--
Energy	43,896	43,896	--	--
Financials	124,207	123,094	1,113	--
Health Care	254,019	251,932	--	2,087
Industrials	105,623	105,623	--	--
Information Technology	559,587	551,611	--	7,976
Materials	56,487	56,487	--	--
Real Estate	36,637	36,637	--	--
Money Market Funds	22,699	22,699	--	--
Total Investments in Securities:	$1,700,569	$1,678,326	$12,174	$10,069

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.3%
Netherlands	2.5%
United Kingdom	1.8%
France	1.4%
India	1.4%
Cayman Islands	1.3%
Ireland	1.3%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,875) — See accompanying schedule: Unaffiliated issuers (cost $1,340,615)	$1,677,870
Fidelity Central Funds (cost $22,697)	22,699
Total Investment in Securities (cost $1,363,312)		$1,700,569
Receivable for investments sold		575
Receivable for fund shares sold		5,120
Dividends receivable		711
Distributions receivable from Fidelity Central Funds		40
Prepaid expenses		3
Other receivables		64
Total assets		1,707,082
Liabilities
Payable for fund shares redeemed	$3,657
Accrued management fee	758
Other affiliated payables	250
Other payables and accrued expenses	42
Collateral on securities loaned	6,046
Total liabilities		10,753
Net Assets		$1,696,329
Net Assets consist of:
Paid in capital		$1,345,220
Total distributable earnings (loss)		351,109
Net Assets		$1,696,329
Net Asset Value and Maximum Offering Price
Growth Discovery:
Net Asset Value, offering price and redemption price per share ($1,387,953 ÷ 44,665 shares)		$31.07
Class K:
Net Asset Value, offering price and redemption price per share ($308,376 ÷ 9,919 shares)		$31.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended December 31, 2018 (Unaudited)
Investment Income
Dividends		$7,853
Income from Fidelity Central Funds		313
Total income		8,166
Expenses
Management fee
Basic fee	$5,105
Performance adjustment	(21)
Transfer agent fees	1,275
Accounting and security lending fees	289
Custodian fees and expenses	25
Independent trustees' fees and expenses	6
Registration fees	38
Audit	25
Legal	9
Miscellaneous	6
Total expenses before reductions	6,757
Expense reductions	(54)
Total expenses after reductions		6,703
Net investment income (loss)		1,463
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,628
Fidelity Central Funds	(2)
Foreign currency transactions	11
Total net realized gain (loss)		40,637
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $490)	(213,616)
Fidelity Central Funds	2
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(213,616)
Net gain (loss)		(172,979)
Net increase (decrease) in net assets resulting from operations		$(171,516)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,463	$4,046
Net realized gain (loss)	40,637	104,127
Change in net unrealized appreciation (depreciation)	(213,616)	231,796
Net increase (decrease) in net assets resulting from operations	(171,516)	339,969
Distributions to shareholders	(83,027)	–
Distributions to shareholders from net investment income	–	(2,802)
Distributions to shareholders from net realized gain	–	(76,753)
Total distributions	(83,027)	(79,555)
Share transactions - net increase (decrease)	44,284	282,282
Total increase (decrease) in net assets	(210,259)	542,696
Net Assets
Beginning of period	1,906,588	1,363,892
End of period	$1,696,329	$1,906,588
Other Information
Undistributed net investment income end of period		$1,599

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Growth Discovery Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$35.75	$30.58	$24.47	$24.93	$23.07	$17.45
Income from Investment Operations
Net investment income (loss)A	.02	.07	.06	.01	.07	.02
Net realized and unrealized gain (loss)	(3.14)	6.71	6.07	(.43)	1.81	5.63
Total from investment operations	(3.12)	6.78	6.13	(.42)	1.88	5.65
Distributions from net investment income	(.06)	(.05)	(.02)	(.03)	(.02)	(.02)
Distributions from net realized gain	(1.50)	(1.56)	–	(.01)	–	(.01)
Total distributions	(1.56)	(1.61)	(.02)	(.04)	(.02)	(.03)
Net asset value, end of period	$31.07	$35.75	$30.58	$24.47	$24.93	$23.07
Total ReturnB,C	(9.17)%	22.94%	25.08%	(1.68)%	8.17%	32.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	.73%F	.74%	.66%	.78%	.77%	.81%
Expenses net of fee waivers, if any	.73%F	.74%	.66%	.78%	.77%	.81%
Expenses net of all reductions	.73%F	.73%	.65%	.78%	.77%	.81%
Net investment income (loss)	.14%F	.22%	.24%	.03%	.27%	.10%
Supplemental Data
Net assets, end of period (in millions)	$1,388	$1,546	$1,157	$1,000	$1,078	$1,072
Portfolio turnover rateG	44%F	45%	65%	57%	51%	70%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Growth Discovery Fund Class K

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$35.78	$30.61	$24.48	$24.94	$23.09	$17.45
Income from Investment Operations
Net investment income (loss)A	.04	.11	.10	.04	.10	.05
Net realized and unrealized gain (loss)	(3.13)	6.71	6.07	(.43)	1.82	5.63
Total from investment operations	(3.09)	6.82	6.17	(.39)	1.92	5.68
Distributions from net investment income	(.10)	(.09)	(.04)	(.06)	(.07)	(.04)
Distributions from net realized gain	(1.50)	(1.56)	–	(.01)	–	(.01)
Total distributions	(1.60)	(1.65)	(.04)	(.07)	(.07)	(.04)B
Net asset value, end of period	$31.09	$35.78	$30.61	$24.48	$24.94	$23.09
Total ReturnC,D	(9.09)%	23.05%	25.23%	(1.57)%	8.32%	32.62%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.63%	.54%	.66%	.64%	.68%
Expenses net of fee waivers, if any	.62%G	.63%	.54%	.66%	.64%	.68%
Expenses net of all reductions	.62%G	.63%	.53%	.65%	.64%	.67%
Net investment income (loss)	.24%G	.32%	.36%	.16%	.40%	.24%
Supplemental Data
Net assets, end of period (in millions)	$308	$361	$207	$176	$202	$190
Portfolio turnover rateH	44%G	45%	65%	57%	51%	70%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.04 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.006 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$424,247
Gross unrealized depreciation	(87,298)
Net unrealized appreciation (depreciation)	$336,949
Tax cost	$1,363,620

The Fund elected to defer to its next fiscal year approximately $2,006 of capital losses recognized during the period November 1, 2017 to June 30, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $410,410 and $429,199, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Discovery	$1,199.15
Class K	76.05
	$1,275

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $31, including in the amount of less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $45 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, the credits reduced the Fund's custody expenses in the amount of less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2018	Year ended June 30, 2018
Distributions to shareholders
Growth Discovery	$68,374	$–
Class K	14,653	–
Total	$83,027	$–
From net investment income
Growth Discovery	$–	$1,948
Class K	–	854
Total	$–	$2,802
From net realized gain
Growth Discovery	$–	$61,060
Class K	–	15,693
Total	$–	$76,753

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2018	Year ended June 30, 2018	Six months ended December 31, 2018	Year ended June 30, 2018
Growth Discovery
Shares sold	4,227	10,801	$148,291	$362,769
Reinvestment of distributions	1,852	1,871	64,602	59,167
Shares redeemed	(4,658)	(7,251)	(159,528)	(242,656)
Net increase (decrease)	1,421	5,421	$53,365	$179,280
Class K
Shares sold	1,529	6,932	$52,653	$227,726
Reinvestment of distributions	421	521	14,653	16,547
Shares redeemed	(2,111)	(4,139)	(76,387)	(141,271)
Net increase (decrease)	(161)	3,314	$(9,081)	$103,002

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Growth Discovery	.73%
Actual		$1,000.00	$908.30	$3.51
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Class K	.62%
Actual		$1,000.00	$909.10	$2.98
Hypothetical-C		$1,000.00	$1,022.08	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Growth Discovery Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CII-K-SANN-0219
1.863274.110

Fidelity Advisor® Mega Cap Stock Fund -
Class A, Class M, Class C, Class I and Class Z

Semi-Annual Report

December 31, 2018

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Mega Cap Stock Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Microsoft Corp.	5.9
Bank of America Corp.	4.0
Exxon Mobil Corp.	3.8
Apple, Inc.	3.5
Comcast Corp. Class A	3.4
Chevron Corp.	3.4
JPMorgan Chase & Co.	3.3
Wells Fargo & Co.	2.9
Altria Group, Inc.	2.9
Johnson & Johnson	2.8
35.9

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Financials	18.3
Information Technology	17.8
Health Care	15.1
Energy	12.4
Consumer Staples	10.1

Asset Allocation (% of fund's net assets)

As of December 31, 2018*
Stocks	94.6%
Convertible Securities	0.1%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 11.6%

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	108,947	$3,109,347
Verizon Communications, Inc.	634,025	35,644,886
		38,754,233
Entertainment - 1.4%
Activision Blizzard, Inc.	15,200	707,864
Electronic Arts, Inc. (a)	71,300	5,626,283
The Walt Disney Co.	78,500	8,607,525
Vivendi SA	401,700	9,736,131
		24,677,803
Interactive Media & Services - 1.0%
Alphabet, Inc.:
Class A (a)	9,250	9,665,880
Class C (a)	8,626	8,933,172
		18,599,052
Media - 3.6%
Charter Communications, Inc. Class A (a)	11,100	3,163,167
Comcast Corp. Class A	1,802,000	61,358,100
		64,521,267

TOTAL COMMUNICATION SERVICES		146,552,355

CONSUMER DISCRETIONARY - 1.7%
Multiline Retail - 0.2%
Target Corp.	53,700	3,549,033
Specialty Retail - 1.5%
Lowe's Companies, Inc.	250,400	23,126,944
TJX Companies, Inc.	100,600	4,500,844
		27,627,788

TOTAL CONSUMER DISCRETIONARY		31,176,821

CONSUMER STAPLES - 10.1%
Beverages - 2.1%
PepsiCo, Inc.	48,305	5,336,736
The Coca-Cola Co.	688,000	32,576,800
		37,913,536
Food & Staples Retailing - 1.9%
Walmart, Inc.	363,800	33,887,970
Household Products - 2.0%
Procter & Gamble Co.	388,500	35,710,920
Tobacco - 4.1%
Altria Group, Inc.	1,035,305	51,133,714
British American Tobacco PLC sponsored ADR	606,100	19,310,346
Philip Morris International, Inc.	38,700	2,583,612
		73,027,672

TOTAL CONSUMER STAPLES		180,540,098

ENERGY - 12.2%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	283,200	6,088,800
Schlumberger Ltd.	195,600	7,057,248
		13,146,048
Oil, Gas & Consumable Fuels - 11.5%
BP PLC sponsored ADR	803,010	30,450,139
Cenovus Energy, Inc. (Canada)	1,970,500	13,856,431
Chevron Corp.	550,200	59,856,258
Equinor ASA sponsored ADR (b)	788,000	16,681,960
Exxon Mobil Corp.	1,007,600	68,708,244
Hess Corp.	107,600	4,357,800
Imperial Oil Ltd.	381,300	9,660,978
Valero Energy Corp.	31,000	2,324,070
		205,895,880

TOTAL ENERGY		219,041,928

FINANCIALS - 18.3%
Banks - 14.7%
Bank of America Corp.	2,903,400	71,539,776
Citigroup, Inc.	660,170	34,368,450
JPMorgan Chase & Co.	612,900	59,831,298
PNC Financial Services Group, Inc.	194,100	22,692,231
U.S. Bancorp	533,700	24,390,090
Wells Fargo & Co.	1,119,730	51,597,158
		264,419,003
Capital Markets - 2.8%
Charles Schwab Corp.	210,695	8,750,163
Goldman Sachs Group, Inc.	13,400	2,238,470
Morgan Stanley	361,800	14,345,370
State Street Corp.	389,500	24,565,765
		49,899,768
Insurance - 0.8%
Chubb Ltd.	30,900	3,991,662
Marsh & McLennan Companies, Inc.	86,980	6,936,655
The Travelers Companies, Inc.	21,400	2,562,650
		13,490,967

TOTAL FINANCIALS		327,809,738

HEALTH CARE - 15.0%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	133,600	13,007,296
Celgene Corp. (a)	51,600	3,307,044
Intercept Pharmaceuticals, Inc. (a)	48,800	4,918,552
		21,232,892
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	245,400	8,672,436
Danaher Corp.	37,500	3,867,000
Medtronic PLC	67,513	6,140,982
		18,680,418
Health Care Providers & Services - 5.7%
Anthem, Inc.	52,200	13,709,286
Cardinal Health, Inc.	125,400	5,592,840
Cigna Corp.	72,100	13,693,232
CVS Health Corp.	499,200	32,707,584
Humana, Inc.	17,300	4,956,104
McKesson Corp.	162,500	17,951,375
UnitedHealth Group, Inc.	54,400	13,552,128
		102,162,549
Pharmaceuticals - 7.1%
AstraZeneca PLC sponsored ADR	93,800	3,562,524
Bayer AG	233,126	16,213,631
Eli Lilly & Co.	65,500	7,579,660
GlaxoSmithKline PLC sponsored ADR	741,000	28,313,610
Johnson & Johnson	386,200	49,839,110
Novartis AG sponsored ADR	50,600	4,341,986
Sanofi SA	125,109	10,853,197
Teva Pharmaceutical Industries Ltd. sponsored ADR	370,000	5,705,400
		126,409,118

TOTAL HEALTH CARE		268,484,977

INDUSTRIALS - 8.9%
Aerospace & Defense - 1.9%
General Dynamics Corp.	23,200	3,647,272
United Technologies Corp.	290,200	30,900,496
		34,547,768
Air Freight & Logistics - 2.1%
FedEx Corp.	37,200	6,001,476
United Parcel Service, Inc. Class B	320,710	31,278,846
		37,280,322
Industrial Conglomerates - 2.5%
General Electric Co.	5,917,200	44,793,204
Road & Rail - 2.4%
Norfolk Southern Corp.	90,000	13,458,600
Union Pacific Corp.	211,690	29,261,909
		42,720,509

TOTAL INDUSTRIALS		159,341,803

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 0.9%
Cisco Systems, Inc.	367,100	15,906,443
IT Services - 2.8%
IBM Corp.	21,500	2,443,905
MasterCard, Inc. Class A	50,200	9,470,230
Visa, Inc. Class A	291,500	38,460,510
		50,374,645
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	184,000	6,024,160
Micron Technology, Inc. (a)	67,600	2,144,948
Qualcomm, Inc.	589,900	33,571,209
		41,740,317
Software - 8.2%
Microsoft Corp.	1,036,700	105,297,620
Oracle Corp.	611,432	27,606,155
SAP SE sponsored ADR (b)	146,320	14,566,156
		147,469,931
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	397,407	62,686,980

TOTAL INFORMATION TECHNOLOGY		318,178,316

MATERIALS - 1.0%
Chemicals - 1.0%
DowDuPont, Inc.	190,067	10,164,783
LyondellBasell Industries NV Class A	90,000	7,484,400
		17,649,183
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	42,800	6,770,532
Equinix, Inc.	18,400	6,487,104
Public Storage	11,600	2,347,956
Simon Property Group, Inc.	4,500	755,955
		16,361,547
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	215,800	9,732,580
TOTAL COMMON STOCKS
(Cost $1,343,030,406)		1,694,869,346

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%
(Cost $1,585,000)	31,700	1,819,460

Other - 0.2%
ENERGY - 0.2%
Oil, Gas, & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $9,242,241)	9,242,241	4,445,518

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 2.42% (f)	82,297,521	82,313,981
Fidelity Securities Lending Cash Central Fund 2.41% (f)(g)	23,272,158	23,274,485
TOTAL MONEY MARKET FUNDS
(Cost $105,586,769)		105,588,466
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,459,444,416)		1,806,722,790
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(14,309,290)
NET ASSETS - 100%		$1,792,413,500

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,445,518 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$9,242,241

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$318,552
Fidelity Securities Lending Cash Central Fund	61,657
Total	$380,209

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$146,552,355	$136,816,224	$9,736,131	$--
Consumer Discretionary	31,176,821	31,176,821	--	--
Consumer Staples	180,540,098	180,540,098	--	--
Energy	219,041,928	219,041,928	--	--
Financials	327,809,738	327,809,738	--	--
Health Care	270,304,437	241,418,149	28,886,288	--
Industrials	159,341,803	159,341,803	--	--
Information Technology	318,178,316	318,178,316	--	--
Materials	17,649,183	17,649,183	--	--
Real Estate	16,361,547	16,361,547	--	--
Utilities	9,732,580	9,732,580	--	--
Other	4,445,518	--	--	4,445,518
Money Market Funds	105,588,466	105,588,466	--	--
Total Investments in Securities:	$1,806,722,790	$1,763,654,853	$38,622,419	$4,445,518

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.4%
United Kingdom	4.6%
Germany	1.7%
Canada	1.3%
France	1.2%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,804,812) — See accompanying schedule: Unaffiliated issuers (cost $1,353,857,647)	$1,701,134,324
Fidelity Central Funds (cost $105,586,769)	105,588,466
Total Investment in Securities (cost $1,459,444,416)		$1,806,722,790
Restricted cash		353,379
Receivable for investments sold		2,618,163
Receivable for fund shares sold		13,648,777
Dividends receivable		3,335,627
Distributions receivable from Fidelity Central Funds		152,873
Prepaid expenses		2,945
Other receivables		25,348
Total assets		1,826,859,902
Liabilities
Payable for investments purchased	$5,705,872
Payable for fund shares redeemed	4,404,057
Accrued management fee	657,153
Distribution and service plan fees payable	46,702
Other affiliated payables	314,286
Other payables and accrued expenses	41,792
Collateral on securities loaned	23,276,540
Total liabilities		34,446,402
Net Assets		$1,792,413,500
Net Assets consist of:
Paid in capital		$1,406,049,125
Total distributable earnings (loss)		386,364,375
Net Assets		$1,792,413,500
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($56,498,169 ÷ 4,228,614 shares)		$13.36
Maximum offering price per share (100/94.25 of $13.36)		$14.18
Class M:
Net Asset Value and redemption price per share ($22,945,916 ÷ 1,717,010 shares)		$13.36
Maximum offering price per share (100/96.50 of $13.36)		$13.84
Class C:
Net Asset Value and offering price per share ($28,891,912 ÷ 2,198,802 shares)(a)		$13.14
Mega Cap Stock:
Net Asset Value, offering price and redemption price per share ($1,400,044,221 ÷ 103,613,668 shares)		$13.51
Class I:
Net Asset Value, offering price and redemption price per share ($132,307,224 ÷ 9,786,041 shares)		$13.52
Class Z:
Net Asset Value, offering price and redemption price per share ($151,726,058 ÷ 11,281,056 shares)		$13.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Dividends		$25,705,467
Income from Fidelity Central Funds		380,209
Total income		26,085,676
Expenses
Management fee	$4,358,697
Transfer agent fees	1,670,279
Distribution and service plan fees	311,975
Accounting and security lending fees	302,996
Custodian fees and expenses	22,925
Independent trustees' fees and expenses	6,550
Registration fees	49,175
Audit	27,633
Legal	3,806
Interest	3,975
Miscellaneous	6,466
Total expenses before reductions	6,764,477
Expense reductions	(21,884)
Total expenses after reductions		6,742,593
Net investment income (loss)		19,343,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	162,963,217
Fidelity Central Funds	(2,123)
Foreign currency transactions	3,459
Written options	94,087
Total net realized gain (loss)		163,058,640
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(319,896,490)
Fidelity Central Funds	360
Assets and liabilities in foreign currencies	(3,035)
Written options	(75,108)
Total change in net unrealized appreciation (depreciation)		(319,974,273)
Net gain (loss)		(156,915,633)
Net increase (decrease) in net assets resulting from operations		$(137,572,550)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,343,083	$36,456,620
Net realized gain (loss)	163,058,640	282,701,875
Change in net unrealized appreciation (depreciation)	(319,974,273)	(92,629,620)
Net increase (decrease) in net assets resulting from operations	(137,572,550)	226,528,875
Distributions to shareholders	(336,740,748)	–
Distributions to shareholders from net investment income	–	(35,334,838)
Distributions to shareholders from net realized gain	–	(308,590,093)
Total distributions	(336,740,748)	(343,924,931)
Share transactions - net increase (decrease)	203,195,841	(27,457,731)
Total increase (decrease) in net assets	(271,117,457)	(144,853,787)
Net Assets
Beginning of period	2,063,530,957	2,208,384,744
End of period	$1,792,413,500	$2,063,530,957
Other Information
Undistributed net investment income end of period		$15,467,343

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mega Cap Stock Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.34	$18.42	$15.56	$16.56	$16.32	$13.51
Income from Investment Operations
Net investment income (loss)A	.14	.23	.22	.23	.18	.18
Net realized and unrealized gain (loss)	(1.23)	1.49	2.94	(.65)	.71	3.00
Total from investment operations	(1.09)	1.72	3.16	(.42)	.89	3.18
Distributions from net investment income	(.26)	(.24)	(.22)	(.18)	(.17)	(.16)
Distributions from net realized gain	(2.63)	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.89)	(2.80)	(.30)B	(.58)	(.65)C	(.37)
Net asset value, end of period	$13.36	$17.34	$18.42	$15.56	$16.56	$16.32
Total ReturnD,E,F	(7.84)%	10.60%	20.49%	(2.56)%	5.69%	23.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.93%	.94%	.95%	1.05%	.96%
Expenses net of fee waivers, if any	.93%I	.93%	.94%	.95%	1.05%	.96%
Expenses net of all reductions	.93%I	.93%	.94%	.95%	1.05%	.96%
Net investment income (loss)	1.69%I	1.33%	1.30%	1.46%	1.10%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$56,498	$62,333	$60,362	$68,801	$117,385	$77,335
Portfolio turnover rateJ	27%I	39%	25%	25%	22%K	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class M

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.31	$18.39	$15.54	$16.57	$16.31	$13.51
Income from Investment Operations
Net investment income (loss)A	.12	.19	.18	.19	.16	.14
Net realized and unrealized gain (loss)	(1.23)	1.48	2.93	(.65)	.70	3.00
Total from investment operations	(1.11)	1.67	3.11	(.46)	.86	3.14
Distributions from net investment income	(.21)	(.19)	(.18)	(.16)	(.13)	(.13)
Distributions from net realized gain	(2.63)	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.84)	(2.75)	(.26)B	(.57)C	(.60)	(.34)
Net asset value, end of period	$13.36	$17.31	$18.39	$15.54	$16.57	$16.31
Total ReturnD,E,F	(7.95)%	10.33%	20.17%	(2.83)%	5.53%	23.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.19%I	1.19%	1.20%	1.21%	1.21%	1.22%
Expenses net of fee waivers, if any	1.19%I	1.19%	1.20%	1.21%	1.20%	1.22%
Expenses net of all reductions	1.19%I	1.18%	1.20%	1.20%	1.20%	1.22%
Net investment income (loss)	1.44%I	1.07%	1.04%	1.21%	.95%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$22,946	$26,446	$28,248	$26,145	$23,231	$15,728
Portfolio turnover rateJ	27%I	39%	25%	25%	22%K	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.404 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class C

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.03	$18.13	$15.32	$16.35	$16.12	$13.38
Income from Investment Operations
Net investment income (loss)A	.08	.10	.09	.11	.07	.06
Net realized and unrealized gain (loss)	(1.20)	1.47	2.90	(.64)	.71	2.97
Total from investment operations	(1.12)	1.57	2.99	(.53)	.78	3.03
Distributions from net investment income	(.13)	(.11)	(.09)	(.09)	(.08)	(.08)
Distributions from net realized gain	(2.63)	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.77)B	(2.67)	(.18)	(.50)C	(.55)	(.29)
Net asset value, end of period	$13.14	$17.03	$18.13	$15.32	$16.35	$16.12
Total ReturnD,E,F	(8.16)%	9.81%	19.59%	(3.32)%	5.05%	22.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.67%I	1.68%	1.69%	1.70%	1.70%	1.71%
Expenses net of fee waivers, if any	1.67%I	1.68%	1.69%	1.70%	1.70%	1.71%
Expenses net of all reductions	1.67%I	1.68%	1.69%	1.69%	1.70%	1.71%
Net investment income (loss)	.95%I	.58%	.55%	.72%	.45%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$28,892	$33,640	$34,205	$31,605	$34,790	$16,600
Portfolio turnover rateJ	27%I	39%	25%	25%	22%K	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.77 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $2.634 per share.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.404 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.52	$18.58	$15.68	$16.72	$16.44	$13.60
Income from Investment Operations
Net investment income (loss)A	.16	.28	.27	.27	.24	.22
Net realized and unrealized gain (loss)	(1.24)	1.50	2.97	(.66)	.72	3.02
Total from investment operations	(1.08)	1.78	3.24	(.39)	.96	3.24
Distributions from net investment income	(.30)	(.27)	(.26)	(.25)	(.21)	(.19)
Distributions from net realized gain	(2.63)	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.93)	(2.84)B	(.34)C	(.65)	(.68)	(.40)
Net asset value, end of period	$13.51	$17.52	$18.58	$15.68	$16.72	$16.44
Total ReturnD,E	(7.70)%	10.86%	20.87%	(2.36)%	6.13%	24.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.68%	.68%	.69%	.67%	.68%
Expenses net of fee waivers, if any	.65%H	.68%	.68%	.69%	.67%	.68%
Expenses net of all reductions	.65%H	.68%	.68%	.68%	.67%	.68%
Net investment income (loss)	1.98%H	1.58%	1.56%	1.73%	1.48%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$1,400,044	$1,715,822	$1,613,374	$3,059,691	$3,300,700	$2,860,197
Portfolio turnover rateI	27%H	39%	25%	25%	22%J	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $2.562 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $.085 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.53	$18.60	$15.70	$16.73	$16.39	$13.55
Income from Investment Operations
Net investment income (loss)A	.16	.28	.27	.27	.24	.22
Net realized and unrealized gain (loss)	(1.23)	1.50	2.97	(.65)	.72	3.02
Total from investment operations	(1.07)	1.78	3.24	(.38)	.96	3.24
Distributions from net investment income	(.30)	(.29)	(.26)	(.24)	(.15)	(.18)
Distributions from net realized gain	(2.63)	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.94)B	(2.85)	(.34)C	(.65)D	(.62)	(.40)E
Net asset value, end of period	$13.52	$17.53	$18.60	$15.70	$16.73	$16.39
Total ReturnF,G	(7.69)%	10.87%	20.84%	(2.31)%	6.11%	24.23%
Ratios to Average Net AssetsH,I
Expenses before reductions	.66%J	.67%	.67%	.68%	.69%	.71%
Expenses net of fee waivers, if any	.66%J	.67%	.67%	.68%	.68%	.71%
Expenses net of all reductions	.66%J	.66%	.67%	.68%	.68%	.71%
Net investment income (loss)	1.96%J	1.60%	1.57%	1.73%	1.47%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$132,307	$143,472	$153,622	$148,414	$186,637	$674,416
Portfolio turnover rateK	27%J	39%	25%	25%	22%L	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.94 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $2.634 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.085 per share.

 D Total distributions of $.65 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.404 per share.

 E Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class Z

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$17.46	$18.53	$15.65	$16.69	$16.40	$14.31
Income from Investment Operations
Net investment income (loss)B	.17	.30	.31	.29	.27	.21
Net realized and unrealized gain (loss)	(1.23)	1.51	2.94	(.66)	.72	2.20
Total from investment operations	(1.06)	1.81	3.25	(.37)	.99	2.41
Distributions from net investment income	(.32)	(.31)	(.28)	(.27)	(.23)	(.10)
Distributions from net realized gain	(2.63)	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.95)	(2.88)C	(.37)	(.67)	(.70)	(.32)D
Net asset value, end of period	$13.45	$17.46	$18.53	$15.65	$16.69	$16.40
Total ReturnE,F	(7.64)%	11.09%	20.96%	(2.21)%	6.33%	17.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.53%I	.53%	.53%	.54%	.54%	.54%I
Expenses net of fee waivers, if any	.53%I	.53%	.53%	.54%	.54%	.54%I
Expenses net of all reductions	.52%I	.53%	.53%	.53%	.54%	.54%I
Net investment income (loss)	2.10%I	1.73%	1.71%	1.88%	1.61%	1.59%I
Supplemental Data
Net assets, end of period (000 omitted)	$151,726	$81,817	$318,575	$2,414	$2,449	$117
Portfolio turnover rateJ	27%I	39%	25%	25%	22%K	28%

 A For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.88 per share is comprised of distributions from net investment income of $.313 and distributions from net realized gain of $2.562 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2018

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$492,878,701
Gross unrealized depreciation	(151,015,656)
Net unrealized appreciation (depreciation)	$341,863,045
Tax cost	$1,464,859,745

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $4,798,897 in this Subsidiary, representing .27% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $261,087,527 and $462,065,029, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$79,368	$3,436
Class M	.25%	.25%	65,262	156
Class C	.75%	.25%	167,345	13,475
			$311,975	$17,067

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,799
Class M	742
Class C(a)	2,592
$16,133

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$64,358.20
Class M	27,143.21
Class C	32,655.19
Mega Cap Stock	1,401,650.17
Class I	127,008.18
Class Z	17,465.05
	$1,670,279

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,713 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,364,600	2.14%	$3,975

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,723 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61,657, including $10,641 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,968 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,916.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2018	Year ended June 30, 2018
Distributions to shareholders
Class A	$10,837,469	$–
Class M	4,343,796	–
Class C	5,532,849	–
Mega Cap Stock	279,661,970	–
Class I	24,302,434	–
Class Z	12,062,230	–
Total	$336,740,748	$–
From net investment income
Class A	$–	$797,191
Class M	–	298,321
Class C	–	202,655
Mega Cap Stock	–	25,922,911
Class I	–	2,395,397
Class Z	–	5,718,363
Total	$–	$35,334,838
From net realized gain
Class A	$–	$8,451,193
Class M	–	3,919,910
Class C	–	4,788,475
Mega Cap Stock	–	224,982,442
Class I	–	21,104,231
Class Z	–	45,343,842
Total	$–	$308,590,093

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2018	Year ended June 30, 2018	Six months ended December 31, 2018	Year ended June 30, 2018
Class A
Shares sold	487,593	874,212	$7,755,478	$15,067,671
Reinvestment of distributions	701,203	559,999	10,779,290	9,205,183
Shares redeemed	(555,545)	(1,116,309)	(8,711,883)	(19,199,830)
Net increase (decrease)	633,251	317,902	$9,822,885	$5,073,024
Class M
Shares sold	82,065	150,897	$1,259,442	$2,604,152
Reinvestment of distributions	280,164	255,533	4,311,366	4,196,932
Shares redeemed	(172,817)	(414,715)	(2,819,904)	(7,130,591)
Net increase (decrease)	189,412	(8,285)	$2,750,904	$(329,507)
Class C
Shares sold	118,402	194,437	$1,791,762	$3,315,957
Reinvestment of distributions	363,211	306,537	5,500,502	4,962,564
Shares redeemed	(258,240)	(411,860)	(3,981,048)	(7,044,158)
Net increase (decrease)	223,373	89,114	$3,311,216	$1,234,363
Mega Cap Stock
Shares sold	3,344,712	30,261,141	$53,186,421	$526,149,849
Reinvestment of distributions	17,247,170	14,397,242	268,404,858	239,269,740
Shares redeemed	(14,912,889)	(33,576,247)	(245,521,314)	(587,646,893)
Net increase (decrease)	5,678,993	11,082,136	$76,069,965	$177,772,696
Class I
Shares sold	1,641,136	1,353,002	$25,823,975	$23,702,795
Reinvestment of distributions	1,559,606	1,407,682	24,209,418	23,366,927
Shares redeemed	(1,598,466)	(2,838,061)	(26,482,736)	(49,414,486)
Net increase (decrease)	1,602,276	(77,377)	$23,550,657	$(2,344,764)
Class Z
Shares sold	9,851,456	4,063,436	$137,891,562	$69,724,386
Reinvestment of distributions	195,652	1,742,762	3,030,009	28,819,243
Shares redeemed	(3,452,298)	(18,308,914)	(53,231,357)	(307,407,172)
Net increase (decrease)	6,594,810	(12,502,716)	$87,690,214	$(208,863,543)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Class A	.93%
Actual		$1,000.00	$921.60	$4.50
Hypothetical-C		$1,000.00	$1,020.52	$4.74
Class M	1.19%
Actual		$1,000.00	$920.50	$5.76
Hypothetical-C		$1,000.00	$1,019.21	$6.06
Class C	1.67%
Actual		$1,000.00	$918.40	$8.08
Hypothetical-C		$1,000.00	$1,016.79	$8.49
Mega Cap Stock	.65%
Actual		$1,000.00	$923.00	$3.15
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Class I	.66%
Actual		$1,000.00	$923.10	$3.20
Hypothetical-C		$1,000.00	$1,021.88	$3.36
Class Z	.53%
Actual		$1,000.00	$923.60	$2.57
Hypothetical-C		$1,000.00	$1,022.53	$2.70

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Mega Cap Stock Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

AGII-SANN-0219
1.855230.111

Fidelity® Mega Cap Stock Fund Semi-Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Microsoft Corp.	5.9
Bank of America Corp.	4.0
Exxon Mobil Corp.	3.8
Apple, Inc.	3.5
Comcast Corp. Class A	3.4
Chevron Corp.	3.4
JPMorgan Chase & Co.	3.3
Wells Fargo & Co.	2.9
Altria Group, Inc.	2.9
Johnson & Johnson	2.8
35.9

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Financials	18.3
Information Technology	17.8
Health Care	15.1
Energy	12.4
Consumer Staples	10.1

Asset Allocation (% of fund's net assets)

As of December 31, 2018*
Stocks	94.6%
Convertible Securities	0.1%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 11.6%

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	108,947	$3,109,347
Verizon Communications, Inc.	634,025	35,644,886
		38,754,233
Entertainment - 1.4%
Activision Blizzard, Inc.	15,200	707,864
Electronic Arts, Inc. (a)	71,300	5,626,283
The Walt Disney Co.	78,500	8,607,525
Vivendi SA	401,700	9,736,131
		24,677,803
Interactive Media & Services - 1.0%
Alphabet, Inc.:
Class A (a)	9,250	9,665,880
Class C (a)	8,626	8,933,172
		18,599,052
Media - 3.6%
Charter Communications, Inc. Class A (a)	11,100	3,163,167
Comcast Corp. Class A	1,802,000	61,358,100
		64,521,267

TOTAL COMMUNICATION SERVICES		146,552,355

CONSUMER DISCRETIONARY - 1.7%
Multiline Retail - 0.2%
Target Corp.	53,700	3,549,033
Specialty Retail - 1.5%
Lowe's Companies, Inc.	250,400	23,126,944
TJX Companies, Inc.	100,600	4,500,844
		27,627,788

TOTAL CONSUMER DISCRETIONARY		31,176,821

CONSUMER STAPLES - 10.1%
Beverages - 2.1%
PepsiCo, Inc.	48,305	5,336,736
The Coca-Cola Co.	688,000	32,576,800
		37,913,536
Food & Staples Retailing - 1.9%
Walmart, Inc.	363,800	33,887,970
Household Products - 2.0%
Procter & Gamble Co.	388,500	35,710,920
Tobacco - 4.1%
Altria Group, Inc.	1,035,305	51,133,714
British American Tobacco PLC sponsored ADR	606,100	19,310,346
Philip Morris International, Inc.	38,700	2,583,612
		73,027,672

TOTAL CONSUMER STAPLES		180,540,098

ENERGY - 12.2%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	283,200	6,088,800
Schlumberger Ltd.	195,600	7,057,248
		13,146,048
Oil, Gas & Consumable Fuels - 11.5%
BP PLC sponsored ADR	803,010	30,450,139
Cenovus Energy, Inc. (Canada)	1,970,500	13,856,431
Chevron Corp.	550,200	59,856,258
Equinor ASA sponsored ADR (b)	788,000	16,681,960
Exxon Mobil Corp.	1,007,600	68,708,244
Hess Corp.	107,600	4,357,800
Imperial Oil Ltd.	381,300	9,660,978
Valero Energy Corp.	31,000	2,324,070
		205,895,880

TOTAL ENERGY		219,041,928

FINANCIALS - 18.3%
Banks - 14.7%
Bank of America Corp.	2,903,400	71,539,776
Citigroup, Inc.	660,170	34,368,450
JPMorgan Chase & Co.	612,900	59,831,298
PNC Financial Services Group, Inc.	194,100	22,692,231
U.S. Bancorp	533,700	24,390,090
Wells Fargo & Co.	1,119,730	51,597,158
		264,419,003
Capital Markets - 2.8%
Charles Schwab Corp.	210,695	8,750,163
Goldman Sachs Group, Inc.	13,400	2,238,470
Morgan Stanley	361,800	14,345,370
State Street Corp.	389,500	24,565,765
		49,899,768
Insurance - 0.8%
Chubb Ltd.	30,900	3,991,662
Marsh & McLennan Companies, Inc.	86,980	6,936,655
The Travelers Companies, Inc.	21,400	2,562,650
		13,490,967

TOTAL FINANCIALS		327,809,738

HEALTH CARE - 15.0%
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. (a)	133,600	13,007,296
Celgene Corp. (a)	51,600	3,307,044
Intercept Pharmaceuticals, Inc. (a)	48,800	4,918,552
		21,232,892
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	245,400	8,672,436
Danaher Corp.	37,500	3,867,000
Medtronic PLC	67,513	6,140,982
		18,680,418
Health Care Providers & Services - 5.7%
Anthem, Inc.	52,200	13,709,286
Cardinal Health, Inc.	125,400	5,592,840
Cigna Corp.	72,100	13,693,232
CVS Health Corp.	499,200	32,707,584
Humana, Inc.	17,300	4,956,104
McKesson Corp.	162,500	17,951,375
UnitedHealth Group, Inc.	54,400	13,552,128
		102,162,549
Pharmaceuticals - 7.1%
AstraZeneca PLC sponsored ADR	93,800	3,562,524
Bayer AG	233,126	16,213,631
Eli Lilly & Co.	65,500	7,579,660
GlaxoSmithKline PLC sponsored ADR	741,000	28,313,610
Johnson & Johnson	386,200	49,839,110
Novartis AG sponsored ADR	50,600	4,341,986
Sanofi SA	125,109	10,853,197
Teva Pharmaceutical Industries Ltd. sponsored ADR	370,000	5,705,400
		126,409,118

TOTAL HEALTH CARE		268,484,977

INDUSTRIALS - 8.9%
Aerospace & Defense - 1.9%
General Dynamics Corp.	23,200	3,647,272
United Technologies Corp.	290,200	30,900,496
		34,547,768
Air Freight & Logistics - 2.1%
FedEx Corp.	37,200	6,001,476
United Parcel Service, Inc. Class B	320,710	31,278,846
		37,280,322
Industrial Conglomerates - 2.5%
General Electric Co.	5,917,200	44,793,204
Road & Rail - 2.4%
Norfolk Southern Corp.	90,000	13,458,600
Union Pacific Corp.	211,690	29,261,909
		42,720,509

TOTAL INDUSTRIALS		159,341,803

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 0.9%
Cisco Systems, Inc.	367,100	15,906,443
IT Services - 2.8%
IBM Corp.	21,500	2,443,905
MasterCard, Inc. Class A	50,200	9,470,230
Visa, Inc. Class A	291,500	38,460,510
		50,374,645
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	184,000	6,024,160
Micron Technology, Inc. (a)	67,600	2,144,948
Qualcomm, Inc.	589,900	33,571,209
		41,740,317
Software - 8.2%
Microsoft Corp.	1,036,700	105,297,620
Oracle Corp.	611,432	27,606,155
SAP SE sponsored ADR (b)	146,320	14,566,156
		147,469,931
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	397,407	62,686,980

TOTAL INFORMATION TECHNOLOGY		318,178,316

MATERIALS - 1.0%
Chemicals - 1.0%
DowDuPont, Inc.	190,067	10,164,783
LyondellBasell Industries NV Class A	90,000	7,484,400
		17,649,183
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	42,800	6,770,532
Equinix, Inc.	18,400	6,487,104
Public Storage	11,600	2,347,956
Simon Property Group, Inc.	4,500	755,955
		16,361,547
UTILITIES - 0.5%
Electric Utilities - 0.5%
Exelon Corp.	215,800	9,732,580
TOTAL COMMON STOCKS
(Cost $1,343,030,406)		1,694,869,346

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%
(Cost $1,585,000)	31,700	1,819,460

Other - 0.2%
ENERGY - 0.2%
Oil, Gas, & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $9,242,241)	9,242,241	4,445,518

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 2.42% (f)	82,297,521	82,313,981
Fidelity Securities Lending Cash Central Fund 2.41% (f)(g)	23,272,158	23,274,485
TOTAL MONEY MARKET FUNDS
(Cost $105,586,769)		105,588,466
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,459,444,416)		1,806,722,790
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(14,309,290)
NET ASSETS - 100%		$1,792,413,500

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,445,518 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$9,242,241

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$318,552
Fidelity Securities Lending Cash Central Fund	61,657
Total	$380,209

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$146,552,355	$136,816,224	$9,736,131	$--
Consumer Discretionary	31,176,821	31,176,821	--	--
Consumer Staples	180,540,098	180,540,098	--	--
Energy	219,041,928	219,041,928	--	--
Financials	327,809,738	327,809,738	--	--
Health Care	270,304,437	241,418,149	28,886,288	--
Industrials	159,341,803	159,341,803	--	--
Information Technology	318,178,316	318,178,316	--	--
Materials	17,649,183	17,649,183	--	--
Real Estate	16,361,547	16,361,547	--	--
Utilities	9,732,580	9,732,580	--	--
Other	4,445,518	--	--	4,445,518
Money Market Funds	105,588,466	105,588,466	--	--
Total Investments in Securities:	$1,806,722,790	$1,763,654,853	$38,622,419	$4,445,518

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.4%
United Kingdom	4.6%
Germany	1.7%
Canada	1.3%
France	1.2%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,804,812) — See accompanying schedule: Unaffiliated issuers (cost $1,353,857,647)	$1,701,134,324
Fidelity Central Funds (cost $105,586,769)	105,588,466
Total Investment in Securities (cost $1,459,444,416)		$1,806,722,790
Restricted cash		353,379
Receivable for investments sold		2,618,163
Receivable for fund shares sold		13,648,777
Dividends receivable		3,335,627
Distributions receivable from Fidelity Central Funds		152,873
Prepaid expenses		2,945
Other receivables		25,348
Total assets		1,826,859,902
Liabilities
Payable for investments purchased	$5,705,872
Payable for fund shares redeemed	4,404,057
Accrued management fee	657,153
Distribution and service plan fees payable	46,702
Other affiliated payables	314,286
Other payables and accrued expenses	41,792
Collateral on securities loaned	23,276,540
Total liabilities		34,446,402
Net Assets		$1,792,413,500
Net Assets consist of:
Paid in capital		$1,406,049,125
Total distributable earnings (loss)		386,364,375
Net Assets		$1,792,413,500
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($56,498,169 ÷ 4,228,614 shares)		$13.36
Maximum offering price per share (100/94.25 of $13.36)		$14.18
Class M:
Net Asset Value and redemption price per share ($22,945,916 ÷ 1,717,010 shares)		$13.36
Maximum offering price per share (100/96.50 of $13.36)		$13.84
Class C:
Net Asset Value and offering price per share ($28,891,912 ÷ 2,198,802 shares)(a)		$13.14
Mega Cap Stock:
Net Asset Value, offering price and redemption price per share ($1,400,044,221 ÷ 103,613,668 shares)		$13.51
Class I:
Net Asset Value, offering price and redemption price per share ($132,307,224 ÷ 9,786,041 shares)		$13.52
Class Z:
Net Asset Value, offering price and redemption price per share ($151,726,058 ÷ 11,281,056 shares)		$13.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Dividends		$25,705,467
Income from Fidelity Central Funds		380,209
Total income		26,085,676
Expenses
Management fee	$4,358,697
Transfer agent fees	1,670,279
Distribution and service plan fees	311,975
Accounting and security lending fees	302,996
Custodian fees and expenses	22,925
Independent trustees' fees and expenses	6,550
Registration fees	49,175
Audit	27,633
Legal	3,806
Interest	3,975
Miscellaneous	6,466
Total expenses before reductions	6,764,477
Expense reductions	(21,884)
Total expenses after reductions		6,742,593
Net investment income (loss)		19,343,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	162,963,217
Fidelity Central Funds	(2,123)
Foreign currency transactions	3,459
Written options	94,087
Total net realized gain (loss)		163,058,640
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(319,896,490)
Fidelity Central Funds	360
Assets and liabilities in foreign currencies	(3,035)
Written options	(75,108)
Total change in net unrealized appreciation (depreciation)		(319,974,273)
Net gain (loss)		(156,915,633)
Net increase (decrease) in net assets resulting from operations		$(137,572,550)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,343,083	$36,456,620
Net realized gain (loss)	163,058,640	282,701,875
Change in net unrealized appreciation (depreciation)	(319,974,273)	(92,629,620)
Net increase (decrease) in net assets resulting from operations	(137,572,550)	226,528,875
Distributions to shareholders	(336,740,748)	–
Distributions to shareholders from net investment income	–	(35,334,838)
Distributions to shareholders from net realized gain	–	(308,590,093)
Total distributions	(336,740,748)	(343,924,931)
Share transactions - net increase (decrease)	203,195,841	(27,457,731)
Total increase (decrease) in net assets	(271,117,457)	(144,853,787)
Net Assets
Beginning of period	2,063,530,957	2,208,384,744
End of period	$1,792,413,500	$2,063,530,957
Other Information
Undistributed net investment income end of period		$15,467,343

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mega Cap Stock Fund Class A

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.34	$18.42	$15.56	$16.56	$16.32	$13.51
Income from Investment Operations
Net investment income (loss)A	.14	.23	.22	.23	.18	.18
Net realized and unrealized gain (loss)	(1.23)	1.49	2.94	(.65)	.71	3.00
Total from investment operations	(1.09)	1.72	3.16	(.42)	.89	3.18
Distributions from net investment income	(.26)	(.24)	(.22)	(.18)	(.17)	(.16)
Distributions from net realized gain	(2.63)	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.89)	(2.80)	(.30)B	(.58)	(.65)C	(.37)
Net asset value, end of period	$13.36	$17.34	$18.42	$15.56	$16.56	$16.32
Total ReturnD,E,F	(7.84)%	10.60%	20.49%	(2.56)%	5.69%	23.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.93%	.94%	.95%	1.05%	.96%
Expenses net of fee waivers, if any	.93%I	.93%	.94%	.95%	1.05%	.96%
Expenses net of all reductions	.93%I	.93%	.94%	.95%	1.05%	.96%
Net investment income (loss)	1.69%I	1.33%	1.30%	1.46%	1.10%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$56,498	$62,333	$60,362	$68,801	$117,385	$77,335
Portfolio turnover rateJ	27%I	39%	25%	25%	22%K	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.30 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.474 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class M

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.31	$18.39	$15.54	$16.57	$16.31	$13.51
Income from Investment Operations
Net investment income (loss)A	.12	.19	.18	.19	.16	.14
Net realized and unrealized gain (loss)	(1.23)	1.48	2.93	(.65)	.70	3.00
Total from investment operations	(1.11)	1.67	3.11	(.46)	.86	3.14
Distributions from net investment income	(.21)	(.19)	(.18)	(.16)	(.13)	(.13)
Distributions from net realized gain	(2.63)	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.84)	(2.75)	(.26)B	(.57)C	(.60)	(.34)
Net asset value, end of period	$13.36	$17.31	$18.39	$15.54	$16.57	$16.31
Total ReturnD,E,F	(7.95)%	10.33%	20.17%	(2.83)%	5.53%	23.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.19%I	1.19%	1.20%	1.21%	1.21%	1.22%
Expenses net of fee waivers, if any	1.19%I	1.19%	1.20%	1.21%	1.20%	1.22%
Expenses net of all reductions	1.19%I	1.18%	1.20%	1.20%	1.20%	1.22%
Net investment income (loss)	1.44%I	1.07%	1.04%	1.21%	.95%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$22,946	$26,446	$28,248	$26,145	$23,231	$15,728
Portfolio turnover rateJ	27%I	39%	25%	25%	22%K	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.085 per share.

 C Total distributions of $.57 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.404 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class C

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.03	$18.13	$15.32	$16.35	$16.12	$13.38
Income from Investment Operations
Net investment income (loss)A	.08	.10	.09	.11	.07	.06
Net realized and unrealized gain (loss)	(1.20)	1.47	2.90	(.64)	.71	2.97
Total from investment operations	(1.12)	1.57	2.99	(.53)	.78	3.03
Distributions from net investment income	(.13)	(.11)	(.09)	(.09)	(.08)	(.08)
Distributions from net realized gain	(2.63)	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.77)B	(2.67)	(.18)	(.50)C	(.55)	(.29)
Net asset value, end of period	$13.14	$17.03	$18.13	$15.32	$16.35	$16.12
Total ReturnD,E,F	(8.16)%	9.81%	19.59%	(3.32)%	5.05%	22.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.67%I	1.68%	1.69%	1.70%	1.70%	1.71%
Expenses net of fee waivers, if any	1.67%I	1.68%	1.69%	1.70%	1.70%	1.71%
Expenses net of all reductions	1.67%I	1.68%	1.69%	1.69%	1.70%	1.71%
Net investment income (loss)	.95%I	.58%	.55%	.72%	.45%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$28,892	$33,640	$34,205	$31,605	$34,790	$16,600
Portfolio turnover rateJ	27%I	39%	25%	25%	22%K	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.77 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $2.634 per share.

 C Total distributions of $.50 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.404 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.52	$18.58	$15.68	$16.72	$16.44	$13.60
Income from Investment Operations
Net investment income (loss)A	.16	.28	.27	.27	.24	.22
Net realized and unrealized gain (loss)	(1.24)	1.50	2.97	(.66)	.72	3.02
Total from investment operations	(1.08)	1.78	3.24	(.39)	.96	3.24
Distributions from net investment income	(.30)	(.27)	(.26)	(.25)	(.21)	(.19)
Distributions from net realized gain	(2.63)	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.93)	(2.84)B	(.34)C	(.65)	(.68)	(.40)
Net asset value, end of period	$13.51	$17.52	$18.58	$15.68	$16.72	$16.44
Total ReturnD,E	(7.70)%	10.86%	20.87%	(2.36)%	6.13%	24.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.68%	.68%	.69%	.67%	.68%
Expenses net of fee waivers, if any	.65%H	.68%	.68%	.69%	.67%	.68%
Expenses net of all reductions	.65%H	.68%	.68%	.68%	.67%	.68%
Net investment income (loss)	1.98%H	1.58%	1.56%	1.73%	1.48%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$1,400,044	$1,715,822	$1,613,374	$3,059,691	$3,300,700	$2,860,197
Portfolio turnover rateI	27%H	39%	25%	25%	22%J	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $2.562 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.258 and distributions from net realized gain of $.085 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class I

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.53	$18.60	$15.70	$16.73	$16.39	$13.55
Income from Investment Operations
Net investment income (loss)A	.16	.28	.27	.27	.24	.22
Net realized and unrealized gain (loss)	(1.23)	1.50	2.97	(.65)	.72	3.02
Total from investment operations	(1.07)	1.78	3.24	(.38)	.96	3.24
Distributions from net investment income	(.30)	(.29)	(.26)	(.24)	(.15)	(.18)
Distributions from net realized gain	(2.63)	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.94)B	(2.85)	(.34)C	(.65)D	(.62)	(.40)E
Net asset value, end of period	$13.52	$17.53	$18.60	$15.70	$16.73	$16.39
Total ReturnF,G	(7.69)%	10.87%	20.84%	(2.31)%	6.11%	24.23%
Ratios to Average Net AssetsH,I
Expenses before reductions	.66%J	.67%	.67%	.68%	.69%	.71%
Expenses net of fee waivers, if any	.66%J	.67%	.67%	.68%	.68%	.71%
Expenses net of all reductions	.66%J	.66%	.67%	.68%	.68%	.71%
Net investment income (loss)	1.96%J	1.60%	1.57%	1.73%	1.47%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$132,307	$143,472	$153,622	$148,414	$186,637	$674,416
Portfolio turnover rateK	27%J	39%	25%	25%	22%L	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.94 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $2.634 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.085 per share.

 D Total distributions of $.65 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.404 per share.

 E Total distributions of $.40 per share is comprised of distributions from net investment income of $.182 and distributions from net realized gain of $.213 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Mega Cap Stock Fund Class Z

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$17.46	$18.53	$15.65	$16.69	$16.40	$14.31
Income from Investment Operations
Net investment income (loss)B	.17	.30	.31	.29	.27	.21
Net realized and unrealized gain (loss)	(1.23)	1.51	2.94	(.66)	.72	2.20
Total from investment operations	(1.06)	1.81	3.25	(.37)	.99	2.41
Distributions from net investment income	(.32)	(.31)	(.28)	(.27)	(.23)	(.10)
Distributions from net realized gain	(2.63)	(2.56)	(.09)	(.40)	(.47)	(.21)
Total distributions	(2.95)	(2.88)C	(.37)	(.67)	(.70)	(.32)D
Net asset value, end of period	$13.45	$17.46	$18.53	$15.65	$16.69	$16.40
Total ReturnE,F	(7.64)%	11.09%	20.96%	(2.21)%	6.33%	17.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.53%I	.53%	.53%	.54%	.54%	.54%I
Expenses net of fee waivers, if any	.53%I	.53%	.53%	.54%	.54%	.54%I
Expenses net of all reductions	.52%I	.53%	.53%	.53%	.54%	.54%I
Net investment income (loss)	2.10%I	1.73%	1.71%	1.88%	1.61%	1.59%I
Supplemental Data
Net assets, end of period (000 omitted)	$151,726	$81,817	$318,575	$2,414	$2,449	$117
Portfolio turnover rateJ	27%I	39%	25%	25%	22%K	28%

 A For the period August 13, 2013 (commencement of sale of shares) to June 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.88 per share is comprised of distributions from net investment income of $.313 and distributions from net realized gain of $2.562 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.213 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2018

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$492,878,701
Gross unrealized depreciation	(151,015,656)
Net unrealized appreciation (depreciation)	$341,863,045
Tax cost	$1,464,859,745

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $4,798,897 in this Subsidiary, representing .27% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $261,087,527 and $462,065,029, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$79,368	$3,436
Class M	.25%	.25%	65,262	156
Class C	.75%	.25%	167,345	13,475
			$311,975	$17,067

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$12,799
Class M	742
Class C(a)	2,592
$16,133

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$64,358.20
Class M	27,143.21
Class C	32,655.19
Mega Cap Stock	1,401,650.17
Class I	127,008.18
Class Z	17,465.05
	$1,670,279

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7,713 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$13,364,600	2.14%	$3,975

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,723 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61,657, including $10,641 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,968 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,916.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2018	Year ended June 30, 2018
Distributions to shareholders
Class A	$10,837,469	$–
Class M	4,343,796	–
Class C	5,532,849	–
Mega Cap Stock	279,661,970	–
Class I	24,302,434	–
Class Z	12,062,230	–
Total	$336,740,748	$–
From net investment income
Class A	$–	$797,191
Class M	–	298,321
Class C	–	202,655
Mega Cap Stock	–	25,922,911
Class I	–	2,395,397
Class Z	–	5,718,363
Total	$–	$35,334,838
From net realized gain
Class A	$–	$8,451,193
Class M	–	3,919,910
Class C	–	4,788,475
Mega Cap Stock	–	224,982,442
Class I	–	21,104,231
Class Z	–	45,343,842
Total	$–	$308,590,093

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2018	Year ended June 30, 2018	Six months ended December 31, 2018	Year ended June 30, 2018
Class A
Shares sold	487,593	874,212	$7,755,478	$15,067,671
Reinvestment of distributions	701,203	559,999	10,779,290	9,205,183
Shares redeemed	(555,545)	(1,116,309)	(8,711,883)	(19,199,830)
Net increase (decrease)	633,251	317,902	$9,822,885	$5,073,024
Class M
Shares sold	82,065	150,897	$1,259,442	$2,604,152
Reinvestment of distributions	280,164	255,533	4,311,366	4,196,932
Shares redeemed	(172,817)	(414,715)	(2,819,904)	(7,130,591)
Net increase (decrease)	189,412	(8,285)	$2,750,904	$(329,507)
Class C
Shares sold	118,402	194,437	$1,791,762	$3,315,957
Reinvestment of distributions	363,211	306,537	5,500,502	4,962,564
Shares redeemed	(258,240)	(411,860)	(3,981,048)	(7,044,158)
Net increase (decrease)	223,373	89,114	$3,311,216	$1,234,363
Mega Cap Stock
Shares sold	3,344,712	30,261,141	$53,186,421	$526,149,849
Reinvestment of distributions	17,247,170	14,397,242	268,404,858	239,269,740
Shares redeemed	(14,912,889)	(33,576,247)	(245,521,314)	(587,646,893)
Net increase (decrease)	5,678,993	11,082,136	$76,069,965	$177,772,696
Class I
Shares sold	1,641,136	1,353,002	$25,823,975	$23,702,795
Reinvestment of distributions	1,559,606	1,407,682	24,209,418	23,366,927
Shares redeemed	(1,598,466)	(2,838,061)	(26,482,736)	(49,414,486)
Net increase (decrease)	1,602,276	(77,377)	$23,550,657	$(2,344,764)
Class Z
Shares sold	9,851,456	4,063,436	$137,891,562	$69,724,386
Reinvestment of distributions	195,652	1,742,762	3,030,009	28,819,243
Shares redeemed	(3,452,298)	(18,308,914)	(53,231,357)	(307,407,172)
Net increase (decrease)	6,594,810	(12,502,716)	$87,690,214	$(208,863,543)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Class A	.93%
Actual		$1,000.00	$921.60	$4.50
Hypothetical-C		$1,000.00	$1,020.52	$4.74
Class M	1.19%
Actual		$1,000.00	$920.50	$5.76
Hypothetical-C		$1,000.00	$1,019.21	$6.06
Class C	1.67%
Actual		$1,000.00	$918.40	$8.08
Hypothetical-C		$1,000.00	$1,016.79	$8.49
Mega Cap Stock	.65%
Actual		$1,000.00	$923.00	$3.15
Hypothetical-C		$1,000.00	$1,021.93	$3.31
Class I	.66%
Actual		$1,000.00	$923.10	$3.20
Hypothetical-C		$1,000.00	$1,021.88	$3.36
Class Z	.53%
Actual		$1,000.00	$923.60	$2.57
Hypothetical-C		$1,000.00	$1,022.53	$2.70

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Mega Cap Stock Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GII-SANN-0219
1.714809.122

Fidelity® Series Large Cap Stock Fund (formerly Fidelity® Series Growth & Income Fund) Semi-Annual Report December 31, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2018

% of fund's net assets
Microsoft Corp.	4.9
Exxon Mobil Corp.	3.6
Comcast Corp. Class A	3.5
Bank of America Corp.	3.4
Altria Group, Inc.	2.8
JPMorgan Chase & Co.	2.7
General Electric Co.	2.5
Apple, Inc.	2.4
Chevron Corp.	2.3
Wells Fargo & Co.	2.3
30.4

Top Five Market Sectors as of December 31, 2018

% of fund's net assets
Financials	18.8
Information Technology	15.5
Health Care	14.7
Energy	12.0
Industrials	11.5

Asset Allocation (% of fund's net assets)

As of December 31, 2018*
Stocks	97.0%
Convertible Securities	0.1%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

 * Foreign investments - 11.9%

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
		Shares	Value
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.		780,765	$22,283,033
Verizon Communications, Inc.		3,534,182	198,691,712
			220,974,745
Entertainment - 1.2%
Activision Blizzard, Inc.		54,200	2,524,094
Electronic Arts, Inc. (a)		454,800	35,888,268
The Walt Disney Co.		424,100	46,502,565
Vivendi SA		2,532,400	61,378,586
			146,293,513
Interactive Media & Services - 0.9%
Alphabet, Inc.:
Class A (a)		52,963	55,344,216
Class C (a)		50,099	51,883,025
			107,227,241
Media - 4.3%
Charter Communications, Inc. Class A (a)		20,900	5,955,873
Comcast Corp. Class A		12,854,780	437,705,259
Interpublic Group of Companies, Inc.		3,534,100	72,908,483
Omnicom Group, Inc.		427,700	31,324,748
			547,894,363

TOTAL COMMUNICATION SERVICES			1,022,389,862

CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.1%
Gentex Corp.		582,400	11,770,304
Distributors - 0.1%
LKQ Corp. (a)		278,900	6,618,297
Household Durables - 0.5%
Mohawk Industries, Inc. (a)		430,500	50,351,280
NVR, Inc. (a)		3,200	7,798,368
			58,149,648
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)		224,000	20,231,680
Target Corp.		364,838	24,112,143
			44,343,823
Specialty Retail - 1.9%
L Brands, Inc.		1,439,700	36,957,099
Lowe's Companies, Inc.		1,368,177	126,364,828
Ross Stores, Inc.		506,800	42,165,760
TJX Companies, Inc.		788,900	35,295,386
			240,783,073

TOTAL CONSUMER DISCRETIONARY			361,665,145

CONSUMER STAPLES - 9.3%
Beverages - 1.4%
The Coca-Cola Co.		3,659,616	173,282,818
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance, Inc.		526,400	35,968,912
Walmart, Inc.		2,140,500	199,387,575
			235,356,487
Food Products - 0.3%
The Hershey Co.		407,000	43,622,260
Household Products - 1.6%
Procter & Gamble Co.		2,000,687	183,903,149
Spectrum Brands Holdings, Inc.		298,500	12,611,625
			196,514,774
Tobacco - 4.1%
Altria Group, Inc.		7,300,800	360,586,512
British American Tobacco PLC sponsored ADR		4,380,400	139,559,544
Philip Morris International, Inc.		323,200	21,576,832
			521,722,888

TOTAL CONSUMER STAPLES			1,170,499,227

ENERGY - 11.9%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A		2,606,100	56,031,150
Ensco PLC Class A (b)		359,000	1,278,040
Nabors Industries Ltd.		1,538,000	3,076,000
National Oilwell Varco, Inc.		1,065,100	27,373,070
Oceaneering International, Inc. (a)		1,473,430	17,828,503
Schlumberger Ltd.		1,217,300	43,920,184
Transocean Ltd. (United States) (a)(b)		217,000	1,505,980
			151,012,927
Oil, Gas & Consumable Fuels - 10.7%
BP PLC sponsored ADR		4,821,677	182,837,992
Cenovus Energy, Inc.		76,100	534,983
Cenovus Energy, Inc. (Canada)		20,803,854	146,291,385
Chevron Corp.		2,646,123	287,871,721
EQT Corp.		681,400	12,871,646
Equinor ASA sponsored ADR (b)		5,006,600	105,989,722
Exxon Mobil Corp.		6,600,300	450,074,457
Hess Corp.		313,600	12,700,800
Imperial Oil Ltd.		2,621,800	66,428,408
Kosmos Energy Ltd. (a)		7,883,656	32,086,480
Legacy Reserves, Inc. (a)		2,251,567	3,467,413
Teekay LNG Partners LP		37,800	416,556
The Williams Companies, Inc.		2,289,802	50,490,134
Valero Energy Corp.		48,800	3,658,536
			1,355,720,233

TOTAL ENERGY			1,506,733,160

FINANCIALS - 18.8%
Banks - 13.2%
Bank of America Corp.		17,690,642	435,897,419
Citigroup, Inc.		4,088,714	212,858,451
First Hawaiian, Inc.		721,000	16,229,710
JPMorgan Chase & Co.		3,515,437	343,176,960
M&T Bank Corp.		129,090	18,476,652
PNC Financial Services Group, Inc.		1,150,168	134,466,141
SunTrust Banks, Inc.		2,196,690	110,801,044
U.S. Bancorp		2,380,910	108,807,587
Wells Fargo & Co.		6,168,199	284,230,610
			1,664,944,574
Capital Markets - 4.7%
Apollo Global Management LLC Class A		174,100	4,272,414
Brookfield Asset Management, Inc.		107,600	4,126,460
Cboe Global Markets, Inc.		151,700	14,840,811
Charles Schwab Corp.		1,416,435	58,824,546
KKR & Co. LP		2,543,889	49,936,541
Morgan Stanley		2,117,580	83,962,047
Northern Trust Corp.		1,838,561	153,685,314
Oaktree Capital Group LLC Class A		626,324	24,896,379
S&P Global, Inc.		77,200	13,119,368
State Street Corp.		2,933,775	185,033,189
			592,697,069
Insurance - 0.6%
Chubb Ltd.		321,400	41,518,452
Marsh & McLennan Companies, Inc.		43,326	3,455,249
The Travelers Companies, Inc.		280,000	33,530,000
			78,503,701
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)		184,493	1,929,797
Radian Group, Inc.		2,724,616	44,574,718
			46,504,515

TOTAL FINANCIALS			2,382,649,859

HEALTH CARE - 14.6%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)		981,900	95,597,784
Alnylam Pharmaceuticals, Inc. (a)		16,200	1,181,142
AnaptysBio, Inc. (a)		80,800	5,154,232
Atara Biotherapeutics, Inc. (a)		108,900	3,783,186
Celgene Corp. (a)		321,600	20,611,344
Gritstone Oncology, Inc.		90,188	1,393,405
Insmed, Inc. (a)		116,206	1,524,623
Intercept Pharmaceuticals, Inc. (a)		331,633	33,425,290
Mirati Therapeutics, Inc. (a)		32,200	1,365,924
			164,036,930
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)		840,300	29,696,202
Danaher Corp.		507,200	52,302,464
Zimmer Biomet Holdings, Inc.		112,900	11,709,988
			93,708,654
Health Care Providers & Services - 6.6%
AmerisourceBergen Corp.		1,093,200	81,334,080
Anthem, Inc.		330,700	86,851,741
Cardinal Health, Inc.		1,955,000	87,193,000
Cigna Corp.		617,200	117,218,624
CVS Health Corp.		3,592,610	235,387,807
Humana, Inc.		111,800	32,028,464
McKesson Corp.		1,134,477	125,325,674
Patterson Companies, Inc.		495,510	9,741,727
UnitedHealth Group, Inc.		255,700	63,699,984
			838,781,101
Pharmaceuticals - 5.9%
Bayer AG		1,622,742	112,859,743
Eli Lilly & Co.		228,200	26,407,304
GlaxoSmithKline PLC sponsored ADR		5,453,640	208,383,584
Jazz Pharmaceuticals PLC (a)		247,000	30,618,120
Johnson & Johnson		1,643,944	212,150,973
Novartis AG sponsored ADR		84,762	7,273,427
Perrigo Co. PLC		382,200	14,810,250
Sanofi SA		677,496	58,772,730
Teva Pharmaceutical Industries Ltd. sponsored ADR		3,138,433	48,394,637
The Medicines Company (a)		134,900	2,581,986
TherapeuticsMD, Inc. (a)(b)		5,937,600	22,622,256
			744,875,010

TOTAL HEALTH CARE			1,841,401,695

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.1%
General Dynamics Corp.		352,300	55,385,083
Huntington Ingalls Industries, Inc.		65,400	12,446,274
Rolls-Royce Holdings PLC		2,017,100	21,250,170
United Technologies Corp.		1,639,820	174,608,034
			263,689,561
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.		451,600	37,975,044
FedEx Corp.		183,200	29,555,656
United Parcel Service, Inc. Class B		1,966,505	191,793,233
			259,323,933
Building Products - 0.1%
A.O. Smith Corp.		153,200	6,541,640
Commercial Services & Supplies - 0.1%
Healthcare Services Group, Inc. (b)		75,400	3,029,572
Stericycle, Inc. (a)		168,511	6,182,669
			9,212,241
Electrical Equipment - 0.7%
Acuity Brands, Inc.		455,900	52,405,705
Hubbell, Inc. Class B		380,740	37,822,712
Rockwell Automation, Inc.		31,900	4,800,312
			95,028,729
Industrial Conglomerates - 2.6%
3M Co.		58,300	11,108,482
General Electric Co.		41,578,522	314,749,412
			325,857,894
Machinery - 0.8%
Donaldson Co., Inc.		274,700	11,919,233
Flowserve Corp.		1,641,000	62,390,820
Wabtec Corp. (b)		338,800	23,800,700
			98,110,753
Professional Services - 0.0%
Nielsen Holdings PLC		129,500	3,021,235
Road & Rail - 2.6%
J.B. Hunt Transport Services, Inc.		797,658	74,214,100
Knight-Swift Transportation Holdings, Inc. Class A		1,896,100	47,535,227
Norfolk Southern Corp.		482,514	72,155,144
Union Pacific Corp.		946,700	130,862,341
			324,766,812
Trading Companies & Distributors - 0.5%
Fastenal Co.		569,800	29,794,842
MSC Industrial Direct Co., Inc. Class A		138,700	10,668,804
Watsco, Inc.		194,829	27,108,507
			67,572,153

TOTAL INDUSTRIALS			1,453,124,951

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 0.6%
Cisco Systems, Inc.		1,921,173	83,244,426
IT Services - 2.8%
IBM Corp.		222,600	25,302,942
MasterCard, Inc. Class A		121,150	22,854,948
Paychex, Inc.		1,346,255	87,708,513
Unisys Corp. (a)		1,824,517	21,219,133
Visa, Inc. Class A		1,494,180	197,142,109
			354,227,645
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.		142,300	12,213,609
Applied Materials, Inc.		1,335,100	43,711,174
Lam Research Corp.		166,200	22,631,454
Micron Technology, Inc. (a)		294,500	9,344,485
Qualcomm, Inc.		3,756,410	213,777,293
			301,678,015
Software - 7.1%
Micro Focus International PLC		612,940	10,737,866
Microsoft Corp.		6,078,125	617,355,153
Oracle Corp.		3,926,282	177,271,632
SAP SE sponsored ADR		933,100	92,890,105
			898,254,756
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.		1,941,266	306,215,299
Western Digital Corp.		487,700	18,030,269
			324,245,568

TOTAL INFORMATION TECHNOLOGY			1,961,650,410

MATERIALS - 1.7%
Chemicals - 1.7%
CF Industries Holdings, Inc.		269,000	11,704,190
DowDuPont, Inc.		791,600	42,334,768
International Flavors & Fragrances, Inc.		163,400	21,939,718
Johnson Matthey PLC		113,800	4,059,935
LyondellBasell Industries NV Class A		496,300	41,272,308
Nutrien Ltd.		1,395,624	65,548,939
The Scotts Miracle-Gro Co. Class A		285,700	17,559,122
W.R. Grace & Co.		110,400	7,166,064
			211,585,044
Construction Materials - 0.0%
Summit Materials, Inc.		502,500	6,231,000

TOTAL MATERIALS			217,816,044

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.		327,100	51,743,949
CoreSite Realty Corp.		147,000	12,822,810
Equinix, Inc.		149,200	52,601,952
Public Storage		184,300	37,304,163
Simon Property Group, Inc.		59,300	9,961,807
			164,434,681
UTILITIES - 1.4%
Electric Utilities - 1.3%
Duke Energy Corp.		220,200	19,003,260
Exelon Corp.		1,636,090	73,787,659
PPL Corp.		1,507,200	42,698,976
Southern Co.		564,300	24,784,056
			160,273,951
Multi-Utilities - 0.1%
Sempra Energy		187,700	20,307,263

TOTAL UTILITIES			180,581,214

TOTAL COMMON STOCKS
(Cost $11,751,554,626)			12,262,946,248

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)
(Cost $1,127,591)		835,771,570	1,065,274
		Principal Amount	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (Cost $13,277,549)(c)	EUR	12,000,000	10,316,218
		Shares	Value

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $28,952,535)		28,952,535	13,926,169

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 2.42% (g)		392,576,214	392,654,729
Fidelity Securities Lending Cash Central Fund 2.41% (g)(h)		41,884,027	41,888,216
TOTAL MONEY MARKET FUNDS
(Cost $434,533,437)			434,542,945
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $12,229,445,738)			12,722,796,854
NET OTHER ASSETS (LIABILITIES) - (0.6)%			(81,207,138)
NET ASSETS - 100%			$12,641,589,716

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,316,218 or 0.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,926,169 or 0.1% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$28,952,535

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,768,962
Fidelity Securities Lending Cash Central Fund	308,368
Total	$3,077,330

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,022,389,862	$961,011,276	$61,378,586	$--
Consumer Discretionary	361,665,145	361,665,145	--	--
Consumer Staples	1,170,499,227	1,170,499,227	--	--
Energy	1,506,733,160	1,506,733,160	--	--
Financials	2,382,649,859	2,382,649,859	--	--
Health Care	1,841,401,695	1,669,769,222	171,632,473	--
Industrials	1,454,190,225	1,432,940,055	21,250,170	--
Information Technology	1,961,650,410	1,950,912,544	10,737,866	--
Materials	217,816,044	217,816,044	--	--
Real Estate	164,434,681	164,434,681	--	--
Utilities	180,581,214	180,581,214	--	--
Corporate Bonds	10,316,218	--	10,316,218	--
Other	13,926,169	--	--	13,926,169
Money Market Funds	434,542,945	434,542,945	--	--
Total Investments in Securities:	$12,722,796,854	$12,433,555,372	$275,315,313	$13,926,169

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.1%
United Kingdom	4.4%
Canada	2.2%
Germany	1.6%
France	1.0%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,697,167) — See accompanying schedule: Unaffiliated issuers (cost $11,794,912,301)	$12,288,253,909
Fidelity Central Funds (cost $434,533,437)	434,542,945
Total Investment in Securities (cost $12,229,445,738)		$12,722,796,854
Cash		1,280,807
Restricted cash		1,053,059
Foreign currency held at value (cost $647,105)		647,105
Receivable for investments sold		13,231,920
Receivable for fund shares sold		3,511,938
Dividends receivable		25,625,596
Interest receivable		444,299
Distributions receivable from Fidelity Central Funds		704,892
Other receivables		3,628
Total assets		12,769,300,098
Liabilities
Payable for investments purchased	$32,204,781
Payable for fund shares redeemed	53,536,879
Other payables and accrued expenses	80,697
Collateral on securities loaned	41,888,025
Total liabilities		127,710,382
Net Assets		$12,641,589,716
Net Assets consist of:
Paid in capital		$12,145,206,889
Total distributable earnings (loss)		496,382,827
Net Assets		$12,641,589,716
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($12,641,589,716 ÷ 978,722,698 shares)		$12.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended December 31, 2018 (Unaudited)
Investment Income
Dividends		$179,900,120
Interest		312,181
Income from Fidelity Central Funds		3,077,330
Total income		183,289,631
Expenses
Custodian fees and expenses	$111,586
Independent trustees' fees and expenses	45,309
Interest	7,395
Miscellaneous	28,974
Total expenses before reductions	193,264
Expense reductions	(7,509)
Total expenses after reductions		185,755
Net investment income (loss)		183,103,876
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	460,081,657
Fidelity Central Funds	(9,866)
Foreign currency transactions	(6,425)
Written options	5,158,632
Total net realized gain (loss)		465,223,998
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,067,265,461)
Fidelity Central Funds	1,487
Assets and liabilities in foreign currencies	(161)
Written options	(1,055,881)
Total change in net unrealized appreciation (depreciation)		(2,068,320,016)
Net gain (loss)		(1,603,096,018)
Net increase (decrease) in net assets resulting from operations		$(1,419,992,142)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended December 31, 2018 (Unaudited)	Year ended June 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$183,103,876	$321,446,368
Net realized gain (loss)	465,223,998	791,548,922
Change in net unrealized appreciation (depreciation)	(2,068,320,016)	304,107,038
Net increase (decrease) in net assets resulting from operations	(1,419,992,142)	1,417,102,328
Distributions to shareholders	(1,315,588,927)	–
Distributions to shareholders from net investment income	–	(288,670,134)
Distributions to shareholders from net realized gain	–	(448,205,547)
Total distributions	(1,315,588,927)	(736,875,681)
Share transactions - net increase (decrease)	2,317,365,672	(109,955,037)
Total increase (decrease) in net assets	(418,215,397)	570,271,610
Net Assets
Beginning of period	13,059,805,113	12,489,533,503
End of period	$12,641,589,716	$13,059,805,113
Other Information
Undistributed net investment income end of period		$56,178,053

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Large Cap Stock Fund

	Six months ended (Unaudited) December 31,	Years endedJune 30,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$15.76	$15.00	$12.57	$13.67	$13.58	$11.53
Income from Investment Operations
Net investment income (loss)A	.20	.38	.26	.24	.25	.24
Net realized and unrealized gain (loss)	(1.52)	1.26	2.38	(.59)	.43	2.29
Total from investment operations	(1.32)	1.64	2.64	(.35)	.68	2.53
Distributions from net investment income	(.29)	(.34)	(.19)	(.26)	(.24)	(.21)
Distributions from net realized gain	(1.22)	(.54)	(.02)	(.49)	(.36)	(.27)
Total distributions	(1.52)B	(.88)	(.21)	(.75)	(.59)C	(.48)
Net asset value, end of period	$12.92	$15.76	$15.00	$12.57	$13.67	$13.58
Total ReturnD,E	(9.33)%	11.35%	21.15%	(2.56)%	5.21%	22.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	.56%	.63%	.63%	.66%
Expenses net of fee waivers, if any	- %H,I	- %I	.56%	.63%	.63%	.66%
Expenses net of all reductions	- %H,I	- %I	.56%	.63%	.63%	.66%
Net investment income (loss)	2.66%H	2.47%	1.83%	1.89%	1.82%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$12,641,590	$13,059,805	$4,904,453	$3,411,837	$3,849,841	$3,910,455
Portfolio turnover rateJ	43%H,K	44%	54%L	36%	40%	53%L

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.52 per share is comprised of distributions from net investment income of $.292 and distributions from net realized gain of $1.224 per share.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.359 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended December 31, 2018

1. Organization.

Fidelity Series Large Cap Stock Fund (the Fund) (formerly Fidelity Series Growth & Income Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Large Cap Stock.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,060,551,883
Gross unrealized depreciation	(1,609,242,067)
Net unrealized appreciation (depreciation)	$451,309,816
Tax cost	$12,271,487,038

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $14,979,228 in this Subsidiary, representing .12% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, aggregated $2,820,656,376 and $3,552,769,393, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $72,046 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$124,694,000	2.14%	$7,395

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17,104 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,073,015. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $308,368, including $28,597 from securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,509.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2018	Year ended June 30, 2018
Distributions to shareholders
Series Large Cap Stock	$1,315,588,927	$–
Total	$1,315,588,927	$–
From net investment income
Series Large Cap Stock	$–	$260,517,508
Class F	–	28,152,626
Total	$–	$288,670,134
From net realized gain
Series Large Cap Stock	$–	$266,448,987
Class F	–	181,756,560
Total	$–	$448,205,547

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2018	Year ended June 30, 2018	Six months ended December 31, 2018	Year ended June 30, 2018
Series Large Cap Stock
Shares sold	24,114,123	602,049,593	$364,483,781	$8,832,302,915
Issued in exchange for the shares of Fidelity Advisor Series Growth & Income Fund	112,129,097	–	1,809,766,806	–
Reinvestment of distributions	89,685,899	34,676,099	1,315,588,927	526,966,495
Shares redeemed	(75,806,607)	(135,036,139)	(1,172,473,842)	(2,104,425,625)
Net increase (decrease)	150,122,512	501,689,553	$2,317,365,672	$7,254,843,785
Class F
Shares sold	–	10,170,158	$–	$153,318,165
Reinvestment of distributions	–	14,338,215	–	209,909,186
Shares redeemed	–	(529,257,587)	–	(7,728,026,173)
Net increase (decrease)	–	(504,749,214)	$–	$(7,364,798,822)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

13. Merger Information.

On September 21, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Series Growth & Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of the Fund for shares then outstanding of the Target Fund at its net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $1,809,766,806, including securities of $1,813,907,526 and unrealized appreciation of $373,388,029, was combined with the Fund's net assets of $13,556,328,010 for total net assets after the acquisition of $15,366,094,816.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$193,860,466
Total net realized gain (loss)	500,378,548
Total change in net unrealized appreciation (depreciation)	(1,973,476,956)
Net increase (decrease) in net assets resulting from operations	$(1,279,237,942)

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since September 21, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 to December 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period-B July 1, 2018 to December 31, 2018
Series Large Cap Stock	- %-C
Actual		$1,000.00	$906.70	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Large Cap Stock Fund (formerly Fidelity Series Growth & Income Fund)

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board also approved amendments to the fund's sub-advisory agreements (the Amended Contracts) to increase the sub-advisory fee rates paid by FMR to the sub-advisers, in light of the Board's approval of changes to the fund's investment strategies. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a range of information.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management.

In its review of the Amended Contracts, the Board considered that the proposed sub-advisory fee rates are higher than the current sub-advisory fee rates. The Board noted, however, that FMR, and not the fund, pays the sub-advisory fees out of its management fee. The Board considered that the Amended Contracts will not result in any changes to the current management fee rate under the fund's management contract with FMR and will not result in any changes, directly or indirectly, to the amount paid by shareholders. In addition, the Board considered that the Amended Contracts will not have an impact on current contractual arrangements between FMR and the fund limiting the total net expenses of the fund.

The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification (except as noted above for the Amended Contracts), through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Because the Amended Contracts will not result in any changes to the current management fee rate under the fund's management contract with FMR, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contracts. In connection with its approval of the Amended Contracts, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the Amended Contacts and the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MHT-SANN-0219
1.951032.106

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 25, 2019